                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6310

                          GREENWICH STREET SERIES FUND
               (Exact name of registrant as specified in charter)

              125 Broad Street, New York, NY 10004
            (Address of principal executive offices)     (Zip code)

                            Robert I. Frenkel, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 451-2010

                      Date of fiscal year end: December 31
                    Date of reporting period: June 30, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

       Greenwich Street Series Fund Semi-Annual Report
                                                 Equity Index Portfolio

                                 Diversified Strategic Income Portfolio

                           Salomon Brothers Variable All Cap Value Fund

                            Salomon Brothers Variable Money Market Fund

                       Salomon Brothers Variable Aggressive Growth Fund

                    Salomon Brothers Variable International Equity Fund

                         Salomon Brothers Variable Growth & Income Fund

                                                          June 30, 2004

SEMI-ANNUAL REPORT FOR GREENWICH STREET SERIES FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  WHAT'S INSIDE

LETTER FROM THE CHAIRMAN....................................    1
SCHEDULES OF INVESTMENTS....................................    6
STATEMENTS OF ASSETS AND LIABILITIES........................   52
STATEMENTS OF OPERATIONS....................................   54
STATEMENTS OF CHANGES IN NET ASSETS.........................   56
NOTES TO FINANCIAL STATEMENTS...............................   60
FINANCIAL HIGHLIGHTS........................................   70

--------------------------------------------------------------------------------
                            LETTER FROM THE CHAIRMAN

                                                           [R. JAY GERKEN PHOTO]

                                                        R. JAY GERKEN, CFA
                                                        Chairman, President and
                                                        Chief Executive Officer
DEAR SHAREHOLDER,

Both the stock and bond markets changed gears during the first half of this year, due largely to shifting tides of investor sentiment.

After a torrid second half of 2003, the equity markets took a breather this year. Markets typically abhor uncertainty, so as the year progressed, investors grew increasingly lethargic amid questions over Iraq, global terrorism, a rise in oil prices, interest rates and inflation, and the presidential election. The good news -- solid corporate earnings, the improving economy and renewed job growth, and the still low level of interest rates -- was largely ignored. As a result, stock market returns for the first six months of 2004 were generally modest, as opposed to the strong, double-digit gains late last year.

As was the case in 2003, small- and mid-capitalization stocks generally outperformed their larger brethren in the first half of this year. While value- and growth-oriented stocks frequently traded short-term performance leadership during the past six months, value stocks slightly outperformed growth stocks over the full six-month period. The performance of foreign stock markets in the first half was largely in line with that of the broad U.S. market.

Although the bond market got off to a formidable start, its performance was also hampered by heightened worries about resurgent inflation and anticipation that the Federal Reserve would begin to raise key short-term rates after a long accommodative stance on monetary policy. Higher interest rates can act as a brake on robust economic growth, helping maintain a balance between steady growth and the inflation that generally accompanies that growth. Given that the economy appeared to be humming along at a healthy pace, as was widely expected the central bank edged up its federal funds rate(i) from a four-decade low to 1.25% at the end of June.

Over the six-month period, following a significant pullback this past spring, bond prices finished relatively unchanged. However, mortgage-backed securities, U.S. Agencies and corporate issues in general held up better than those of U.S. Treasury bonds on a total return basis. Although U.S. high-yield corporate issues outperformed Treasury bonds, higher-rated corporates underperformed them.(ii) Yields on most money market instruments, particularly those with longer maturities, rose during the second half of the period.

Although investor sentiment was shaky this past spring, by the end of the period the U.S. Consumer Confidence Index(iii) rose to levels not seen since June of 2002. The domestic unemployment rate held steady, job growth slowed following a strong increase in March through the early spring, and inflation picked up during the period.(iv)

Within this environment, the portfolios performed as follows:(1)

EQUITY INDEX PORTFOLIO

During the six-month period ended June 30, 2004, Class I shares returned 3.29%. In comparison, the portfolio underperformed its benchmark, the unmanaged S&P 500 Index(v), which returned 3.44% for the same period. The portfolio outperformed its Lipper S&P 500 Index objective variable funds category average, which was 3.22% for the same period.(2)

SPECIAL SHAREHOLDER NOTICE

Effective June 28, 2004, a team of individuals employed by the manager, the Travelers Investment Management Company, will be responsible for the day-to-day management of the portfolio.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

During the six-month period ended June 30, 2004, the portfolio returned -0.18%. In comparison, the portfolio underperformed its benchmarks, the unmanaged Lehman Brothers U.S. Aggregate Bond Index and the Merrill Lynch

(1) The fund is an underlying investment option of various variable annuity products. A variable annuity product is a contract issued by an insurance company where the annuity premium (a set amount of dollars) is immediately turned into units of a portfolio of securities. Upon retirement, the policyholder is paid according to accumulated units whose dollar value varies according to the performance of the securities within the sub accounts. Its objective is to preserve, through investment, the purchasing value of the annuity, which otherwise is subject to erosion through inflation. The fund's performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the fund. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(2) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 53 funds in the Lipper S&P 500 Index objective variable funds category including the reinvestment of dividends and capital gains, if any.

Blended Index, which returned 0.15% and 0.34% for the same period. The portfolio performed in line with its Lipper general bond variable funds category average, which was -0.03% for the same period.(3)

SPECIAL SHAREHOLDER NOTICE

Effective April 29, 2004, the portfolio changed its performance benchmark from the Merrill Lynch Blended Index(vi) to the Lehman Brothers U.S. Aggregate Index(vii).

SALOMON BROTHERS VARIABLE ALL CAP VALUE FUND

During the six-month period ended June 30, 2004, Class I shares returned 2.92%. In comparison, the portfolio underperformed its benchmarks, the unmanaged S&P 500 Index and the Russell 3000 Index(viii), which returned 3.44% and 3.59%, respectively, for the same period. The portfolio also underperformed its Lipper multi-cap value variable funds category average, which was 4.49% for the same period.(4)

SALOMON BROTHERS VARIABLE MONEY MARKET FUND

As of June 30, 2004, both the seven-day current yield for the portfolio and its seven-day effective yield, which reflects compounding, was 0.10%. These numbers are the same due to rounding.

Both yields include an advisory and administration fee waiver and expense reimbursement. This waiver and/or expense reimbursement may be reduced or terminated at any time. In the absence of these fee waivers and/or expense reimbursements, the seven-day current yield would have been -4.95% and the seven-day effective yield would have been -4.83%. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the portfolio is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that the performance represents past performance, which is not a guarantee of future results and yields will vary.

SALOMON BROTHERS VARIABLE AGGRESSIVE GROWTH FUND

During the six-month period ended June 30, 2004, Class I shares returned 3.75%. In comparison, the portfolio outperformed its benchmarks, the unmanaged NASDAQ Composite Index and the Russell 3000 Growth Index, which returned 2.22% and 2.96%, respectively, for the same period. The portfolio underperformed its Lipper multi-cap growth variable funds category average, which was 3.96% for the same period.(5)

SPECIAL SHAREHOLDER NOTICE

Effective April 29, 2004, Salomon Brothers Variable Emerging Growth Fund changed its name to Salomon Brothers Variable Aggressive Growth Fund. Richard Freeman was elected as lead portfolio manager leading the Salomon Brothers Asset Management Inc portfolio management team. The portfolio's performance benchmark changed from the NASDAQ Composite Index(ix) to the Russell 3000 Growth Index(x).

SALOMON BROTHERS VARIABLE INTERNATIONAL EQUITY FUND

During the six-month period ended June 30, 2004, Class I shares returned 4.08%. In comparison, the portfolio underperformed its benchmark, the unmanaged MSCI EAFE Index(xi), which returned 4.56% for the same period. The portfolio outperformed its Lipper international growth variable funds category average, which was 3.50% for the same period.(6)

SALOMON BROTHERS VARIABLE GROWTH & INCOME FUND

During the six-month period ended June 30, 2004, Class I shares returned 2.42%. In comparison, the portfolio underperformed its benchmarks, the unmanaged S&P 500 Index and the Russell 1000 Index(xii), which returned 3.44% and 3.33% for the same period. The portfolio outperformed its Lipper large-cap core variable funds category average, which was 2.37% for the same period.(7)

(3) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 45 funds in the general bond variable funds category including the reinvestment of dividends and capital gains, if any.

(4) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 99 funds in the multi-cap value variable funds category including the reinvestment of dividends and capital gains, if any.

(5) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 106 funds in the multi-cap growth variable funds category including the reinvestment of dividends and capital gains, if any.

(6) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 41 funds in the international growth variable funds category including the reinvestment of dividends and capital gains, if any.

(7) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 215 funds in the large-cap core variable funds category including the reinvestment of dividends and capital gains, if any.
 2

               PERFORMANCE OF THE PORTFOLIOS AS OF JUNE 30, 2004

                                                              6 MONTHS
  Equity Index Portfolio -- Class I Shares                       3.29%

  Class II Shares                                                3.16%

  S&P 500 Index                                                  3.44%

  Lipper S&P 500 Index Objective Variable Funds Category
    Average                                                      3.22%

  Diversified Strategic Income Portfolio                        -0.18%

  Lehman Brothers U.S. Aggregate Bond Index                      0.15%

  Blended Index: 35% Merrill Lynch GNMA Master Index, 35%
    Merrill Lynch Global Bond Index, 30% Merrill Lynch High
    Yield Master II Index                                        0.34%

  Lipper General Bond Variable Funds Category Average           -0.03%

  Salomon Brothers Variable All Cap Value Fund -- Class I
    Shares                                                       2.92%

  S&P 500 Index                                                  3.44%

  Russell 3000 Index                                             3.59%

  Lipper Multi-Cap Value Variable Funds Category Average         4.49%

  Salomon Brothers Variable Money Market Fund                    0.05%

  Lipper Money Market Variable Funds Category Average            0.26%

  Seven-day Current Yield                                        0.10%

  Seven-day Effective Yield                                      0.10%

  Salomon Brothers Variable Aggressive Growth Fund -- Class
    I Shares                                                     3.75%

  Class II Shares                                                3.62%

  NASDAQ Composite Index                                         2.22%

  Russell 3000 Growth Index                                      2.96%

  Lipper Multi-cap Growth Variable Funds Category Average        3.96%

  Salomon Brothers Variable International Equity
    Fund -- Class I Shares                                       4.08%

  MSCI EAFE Index                                                4.56%

  Lipper International Growth Variable Funds Category
    Average                                                      3.50%

  Salomon Brothers Variable Growth & Income Fund -- Class I
    Shares                                                       2.42%

  S&P 500 Index                                                  3.44%

  Russell 1000 Index                                             3.33%

  Lipper Large-Cap Core Variable Funds Category Average          2.37%

     THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE AND INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

     BOTH YIELDS INCLUDE AN ADVISORY AND ADMINISTRATION FEE WAIVER AND EXPENSE REIMBURSEMENT. THIS WAIVER AND/OR EXPENSE REIMBURSEMENT MAY BE REDUCED OR TERMINATED AT ANY TIME. IN THE ABSENCE OF THESE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, THE SEVEN-DAY CURRENT YIELD WOULD HAVE BEEN -4.95% AND THE SEVEN-DAY EFFECTIVE YIELD WOULD HAVE BEEN -4.83%.

     The performance returns set forth above do not reflect the reduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the funds.

     For the Diversified Strategic Income Portfolio, Salomon Brothers Variable All Cap Value Fund, Salomon Brothers Variable Money Market Fund, Salomon Brothers Variable International Equity Fund and Salomon Brothers Variable Growth & Income Fund, there were no Class II shares outstanding during the period.

INFORMATION ABOUT YOUR FUND

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The funds' Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the funds' response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The funds have been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission ("SEC") and the U.S. Attorney relating to Citigroup Asset Management's entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

[/s/ R. JAY GERKEN]
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 20, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

RISKS:

EQUITY INDEX PORTFOLIO: Derivatives, such as options and futures, can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the portfolio's performance. Derivatives can disproportionately increase losses as stated in the prospectus.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO: Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. High yield bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues.

SALOMON BROTHERS VARIABLE ALL CAP VALUE FUND: Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. High yield bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations.

SALOMON BROTHERS VARIABLE MONEY MARKET FUND: Your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

SALOMON BROTHERS VARIABLE AGGRESSIVE GROWTH FUND: Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Derivatives, such as options and futures, can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the portfolio's performance. Derivatives can disproportionately increase losses as stated in the prospectus. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations.

SALOMON BROTHERS VARIABLE INTERNATIONAL EQUITY FUND: Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies.

SALOMON BROTHERS VARIABLE GROWTH & INCOME FUND: High yield bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues.

(i)
  The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
(ii)
  Based upon Citigroup total rate of return indices that reflect the performance for each respective category of fixed-income securities over the six months ending June 30, 2004.
(iii)
  Source: June 2004 Consumer Confidence Index, The Conference Board.
(iv)
  Source: Bureau of Economic Analysis, U.S. Department of Commerce, June 25,
  2004.
(v)
  The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
(vi)
  This blended index is comprised of 35% Merrill Lynch GNMA Master Index, a market capitalization weighted index of securities backed by mortgage pools of the Government National Mortgage Association (GNMA), 35% Merrill Lynch Global Bond Index, a broad-based, unmanaged index of high-yield securities and 30% Merrill Lynch High Yield Master II Index, a market capitalization-weighted index of all domestic and Yankee High-Yield Bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-Baa3, but are not in default.
(vii)
  The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
(viii)
  The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the U.S. equity market.
(ix)
  The Nasdaq Composite Index is a market value-weighted index, which measures all securities listed on the NASDAQ stock market.
(x)
  The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.
(xi)
  The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East.
(xii)
  The Russell 1000 Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED)                              JUNE 30, 2004

                  SALOMON BROTHERS VARIABLE MONEY MARKET FUND

        FACE                                                                             ANNUALIZED
       AMOUNT                                      SECURITY                                YIELD       VALUE
--------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 13.5%
      $100,000           United States Treasury Bill matures 7/1/04
                           (Cost -- $100,000)........................................       0.91%     $100,000
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES -- 82.4%
       125,000           Federal Farm Credit Bank matures 7/9/04.....................       1.25       124,965
       133,000           Federal Home Loan Bank matures 7/1/04.......................       1.20       133,000
       125,000           Federal Home Loan Mortgage Corp. matures 7/13/04............       1.30       124,946
       225,000           Federal National Mortgage Association mature 7/2/04 to           1.24 to
                           7/6/04....................................................       1.27       224,975
--------------------------------------------------------------------------------------------------------------
                         TOTAL U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES
                         (Cost -- $607,886)..........................................                  607,886
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.1%
        30,000           UBS Securities LLC dated 6/30/04, 1.280% due 7/1/04;
                           Proceeds at maturity -- $30,001; (Fully collateralized by
                           U.S. Treasury Bonds, 5.500% to 13.250% due 8/15/13 to
                           8/15/28; Market value -- $30,600) (Cost -- $30,000).......                   30,000
--------------------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS -- 100.0% (Cost -- $737,886*).............                 $737,886
--------------------------------------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

   FACE
  AMOUNT                                            SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 34.4%
                          Federal Home Loan Mortgage Corp. (FHLMC):
$   194,483                 7.000% due 2/1/15 through 5/1/16..........................  $    206,406
    233,633                 6.500% due 9/1/31 (a).....................................       243,957
  9,000,000                 5.000% due 7/1/34 (b)(c)..................................     8,687,808
  2,000,000                 5.500% due 7/1/34 (b)(c)..................................     1,991,250
  2,500,000                 6.500% due 7/1/34 (b)(c)..................................     2,605,470
                          Federal National Mortgage Association (FNMA):
    254,346                 5.500% due 12/1/16 (a)....................................       261,114
     94,046                 7.500% due 2/1/30 through 7/1/31..........................       100,830
  1,778,654                 6.500% due 3/1/16 through 3/1/32 (a)......................     1,862,748
  2,440,395                 6.000% due 8/1/16 through 4/1/32 (a)......................     2,506,060
  1,114,581                 7.000% due 5/1/30 through 4/1/32 (a)......................     1,177,636
  1,000,000                 4.500% due 7/1/34 (b)(c)..................................       935,312
  1,500,000                 5.000% due 7/1/34 (b)(c)..................................     1,448,907
  7,250,000                 5.500% due 7/1/34 (b)(c)..................................     7,216,012
  2,000,000                 6.000% due 7/1/34 (b)(c)..................................     2,041,876
                          Government National Mortgage Association (GNMA):
    712,583                 6.500% due 9/15/28 through 2/15/31 (a)....................       746,219
    203,704                 7.000% due 6/15/28 through 2/15/31........................       216,720
                          U.S. Treasury Notes:
  1,100,000                 5.875% due 11/15/04 (a)(d)................................     1,117,703
  3,500,000                 3.125% due 4/15/09 (a)....................................     3,401,702
  2,500,000                 3.875% due 2/15/13 (a)....................................     2,390,725
  2,165,000                 4.000% due 2/15/14 (a)....................................     2,064,024
----------------------------------------------------------------------------------------------------
                          TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                          (Cost -- $41,558,827).......................................    41,222,479
----------------------------------------------------------------------------------------------------



   FACE
  AMOUNT      RATING(E)                             SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 2.8%
    420,000     BBB+      Argent Nim Trust, Series 2004-WN8, Class A, 4.700% due
                            7/25/34 (a)(f)............................................       419,612
    140,591     BBB       Bear Stearns, Series 2003-HE1N, Class N1, 6.500% due 8/25/05
                            (f).......................................................       141,887
    427,848     AAA       Commercial Mortgage Pass-Through Certificates, Series
                            2001-J2A, Class A, 5.447% due 7/16/34 (a)(f)..............       436,926
    270,000     AA        Countrywide Asset-Backed Certificates, Series 2004-5, Class
                            M4, 2.550% due 6/25/34 (a)................................       269,831
    500,000     A         CS First Boston Mortgage Securities Corp., Series 2001-HE12,
                            Class M2, 2.52% due 9/25/31 (a)...........................       501,907
    291,548     Ba1*      First Consumer Master Trust, Series 2001-A, Class A,
                            1.549% due 9/15/08 (a)....................................       267,927
                          Novastar Home Equity Loan:
     90,000     A           Series 2003-4, Class M2, 2.925% due 2/25/34...............        92,267
    200,000     A+          Series 2004-1, Class M4, 2.275% due 6/25/34 (a)...........       200,412
                          Metris Master Trust:
    423,000     BBB         Series 2001-2, Class B, 2.360% due 11/20/09 (a)...........       390,217
    185,000     AAA         Series 2001-3, Class B, 2.180% due 7/21/08................       185,154
     90,000     AAA         Series 2001-4A, Class B, 2.680% due 8/20/08...............        89,329

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

   FACE
  AMOUNT      RATING(E)                             SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 2.8% (CONTINUED)
                          Sail Net Interest Margin Notes:
$    88,835     BBB         Series 2003-3, Class A, 7.750% due 4/27/33 (f)............  $     89,755
    274,798     BBB+        Series 2004-4A, Class A, 5.000% due 4/27/34 (a)(f)........       274,455
----------------------------------------------------------------------------------------------------
                          TOTAL ASSET-BACKED SECURITIES (Cost -- $3,298,923)..........     3,359,679
----------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 17.8%
----------------------------------------------------------------------------------------------------
AEROSPACE -- 0.1%
    150,000     BB-       Sequa Corp., Sr. Notes, Series B, 8.875% due 4/1/08.........       158,625
----------------------------------------------------------------------------------------------------
AIRLINES -- 0.2%
                          Continental Airlines Inc., Pass-Through Certificates:
    100,000     B           Class D, 7.568% due 12/1/06...............................        75,252
     21,644     BB          Series 00-2, Class C, 8.312% due 10/2/12..................        16,072
     70,000     BB-         Series 99-2, Class C-2, 7.434% due 3/15/06................        68,727
     79,000     B3*       Dunlop Standard Aerospace Holdings, Sr. Notes, 11.875% due
                            5/15/09...................................................        84,333
                          United Air Lines, Inc. Pass-Through Certificates:
     23,260     D           Series 00-1, Class B, 8.030% due 7/1/11 (g)...............         4,798
     49,094     NR          Series 00-2, Class B, 7.811% due 10/1/09..................        12,144
     45,000     NR          Series 01-1, Class C, 6.831% due 9/1/08...................         4,225
----------------------------------------------------------------------------------------------------
                                                                                             265,551
----------------------------------------------------------------------------------------------------
AUTOMOTIVE -- 0.3%
     25,000     B+        Arvin Capital Trust I, Jr. Sub. Notes, 9.500% due 2/1/27....        26,125
     35,000     BB        Dana Corp., 10.125% due 3/15/10.............................        39,813
    150,000     B-        Eagle-Pitcher, Inc., Sr. Notes, 9.750% due 9/1/13...........       162,000
    134,000     BB-       TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13..........       151,755
----------------------------------------------------------------------------------------------------
                                                                                             379,693
----------------------------------------------------------------------------------------------------
CABLE AND OTHER MEDIA -- 2.1%
    125,000     B+        Cablevision Systems Corp., Sr. Notes, 5.670% due 4/1/09
                            (f)(h)....................................................       128,750
                          Charter Communications Holdings, LLC:
    300,000     CCC-        Sr. Discount Notes, step bond to yield 14.909% due
                               5/15/11................................................       195,750
                            Sr. Notes:
    125,000     CCC-           8.250% due 4/1/07......................................       115,000
    125,000     CCC-           10.750% due 10/1/09....................................       105,625
    220,000     BBB       Comcast Cable Communications Holdings, 8.375%, 3/15/13
                            (a).......................................................       258,679
     30,000     BB-       CSC Holdings Inc., Sr. Notes, Series B, 7.625% due 4/1/11...        30,225
    125,000     BB-       DIRECTV Holdings, Sr. Notes, 8.375% due 3/15/13.............       138,906
    130,000     B-        Insight Communications Co., Inc., Sr. Discount Notes, step
                            bond to yield 12.269% due 2/15/11.........................       117,650
    175,000     B-        LodgeNet Entertainment Corp., Sr. Sub. Debentures, 9.500%
                            due 6/15/13...............................................       192,063
    175,000     B+        Mediacom Communications Corp., Sr. Notes, 9.500% due
                            1/15/13...................................................       169,750
    150,000     B-        NextMedia Operating, Inc., Sr. Sub. Notes, 10.750% due
                            7/1/11....................................................       168,188
                          Paxson Communications Corp.:
     65,000     CCC+        Sr. Sub. Discount Notes, step bond to yield 11.326% due
                               1/15/09................................................        56,875
     45,000     CCC+        Sr. Sub. Notes, 10.750% due 7/15/08.......................        45,900
    185,000     BB-       Rogers Cablesystems Ltd., Sr. Sub. Debentures, 11.000% due
                            12/1/15...................................................       210,900

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

   FACE
  AMOUNT      RATING(E)                             SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
CABLE AND OTHER MEDIA -- 2.1% (CONTINUED)
$   250,000     BBB+      Time Warner, Inc., 7.625% due 4/15/31 (a)...................  $    271,341
    275,000     BBB+      Walt Disney Co., Sr. Notes, 6.200% due 6/20/14 (a)..........       288,630
----------------------------------------------------------------------------------------------------
                                                                                           2,494,232
----------------------------------------------------------------------------------------------------
CHEMICALS -- 1.3%
                          FMC Corp.:
     50,000     BB+         6.750% due 5/5/05.........................................        51,125
     25,000     BB+         Debentures, 7.750% due 7/1/11.............................        26,375
                          Huntsman International LLC:
     35,000     B-          9.875% due 3/1/09.........................................        37,975
    785,000     CCC+        Sr. Discount Notes, zero coupon bond to yield 13.588% due
                               12/31/09...............................................       388,575
     80,000     B+        IMC Global Inc., Sr. Notes, 11.250% due 6/1/11..............        92,600
     50,000     BB-       ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due
                            7/1/11....................................................        55,875
     75,000     B+        ISP Holdings Inc., Sr. Secured Notes, Series B, 10.625% due
                            12/15/09..................................................        82,875
    105,000     B+        Lyondell Chemical Co., Secured Notes, 11.125% due 7/15/12...       116,813
     85,000     BBB       Methanex Corp., Sr. Notes, 8.750% due 8/15/12...............        96,050
    200,000     CCC+      Resolution Performance Products LLC, Sr. Sub. Notes,
                            13.500% due 11/15/10......................................       187,500
    200,000     B3*       Rhodia S.A., Sr. Notes, 7.625% due 6/1/10 (f)...............       182,000
     10,000     B+        Terra Capital Inc., Sr. Secured Notes, 12.875% due
                            10/15/08..................................................        11,950
    175,000     Ba3*      Westlake Chemical Corp., 8.750% due 7/15/11.................       190,750
----------------------------------------------------------------------------------------------------
                                                                                           1,520,463
----------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS/TOBACCO -- 0.6%
     30,000     B+        AKI, Inc., Sr. Notes, 10.500% due 7/1/08....................        30,975
     44,000     B3*       Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08...........        44,660
    185,000     Caa1*     Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07......       171,588
    275,000     CCC+      Home Interiors & Gifts, Inc., 10.125% due 6/1/08............       273,625
     50,000     B-        Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14
                            (f).......................................................        50,500
     60,000     B1*       Sola International Inc., Sr. Notes, 6.875% due 3/15/08......        61,203
     98,000     B         Tempur-Pedic International, Inc., Sr. Sub. Notes, 10.250%
                            due 8/15/10...............................................       110,985
----------------------------------------------------------------------------------------------------
                                                                                             743,536
----------------------------------------------------------------------------------------------------
CONTAINERS/PACKAGING -- 0.7%
     50,000     B+        Anchor Glass Container Corp., 11.000% due 2/15/13...........        57,438
    200,000     B-        Berry Plastics Corp., 10.750% due 7/15/12...................       223,000
    155,000     BB-       Brockway-Illinois, Inc., 8.875% due 2/15/09.................       168,175
     45,000     B         Owens-Illinois, Inc., Sr. Notes, 7.150% due 5/15/05.........        46,350
    125,000     B+        Plastipak Holdings Inc., Sr. Notes, 10.750% due 9/1/11......       135,000
                          Pliant Corp.:
     50,000     B-          Sr. Secured Notes, 11.125% due 9/1/09.....................        53,750
     10,000     B-          Sr. Sub. Notes, 13.000% due 6/1/10........................         9,000
     75,000     CCC+      Radnor Holdings Inc., Sr. Notes, 11.000% due 3/15/10........        64,125
     60,000     B-        Tekni-Plex Inc., Sr. Sub. Notes, Series B, 12.750% due
                            6/15/10...................................................        57,900
----------------------------------------------------------------------------------------------------
                                                                                             814,738
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

   FACE
  AMOUNT      RATING(E)                             SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
ENERGY -- 1.5%
$   125,000     B-        Dynegy Holdings Inc., Sr. Secured Notes, 7.640% due 7/15/08
                            (f)(h)....................................................  $    133,750
                          El Paso Corp., Sr. Notes:
     50,000     CCC+        7.375% due 12/15/12.......................................        43,625
    350,000     CCC+        7.800% due 8/1/31.........................................       282,625
     40,000     BB-       El Paso Energy Partners L.P., Sr. Sub. Notes, Series B,
                            8.500% due 6/1/11.........................................        43,500
    135,000     B+        Magnum Hunter Resources Inc., 9.600% due 3/15/12............       149,175
                          NGC Corp., Sr. Debentures:
    125,000     CCC+        7.125% due 5/15/18........................................        98,125
     30,000     CCC+        7.625% due 10/15/26.......................................        23,400
     80,000     Ba2*      Pride International Inc., Sr. Notes, 10.000% due 6/1/09.....        84,800
    125,000     B1*       Reliant Resources, Inc., 9.500% due 7/15/13.................       135,312
     35,000     BB-       Superior Energy Services Inc., LLC, Sr. Notes, 8.875% due
                            5/15/11...................................................        37,887
    105,000     B         Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12.........       112,612
    275,000     BBB       Valero Energy Corp., 4.750% due 6/15/13 (a).................       259,046
                          Vintage Petroleum, Inc.:
     50,000     BB-         Sr. Notes, 8.250% due 5/1/12..............................        53,250
     25,000     B1*         Sr. Sub. Notes, 7.875% due 5/15/11........................        25,750
                          Williams Cos., Inc.:
    150,000     B+          7.125% due 9/1/11.........................................       153,000
    125,000     B+          7.625% due 7/15/19........................................       120,937
----------------------------------------------------------------------------------------------------
                                                                                           1,756,794
----------------------------------------------------------------------------------------------------
FINANCIAL -- 1.8%
    400,000     Aa2*      Bank of America Corp., Sr. Notes, 4.875% due 9/15/12 (a)....       390,394
    450,000     AAA       General Electric Capital Corp., 6.000% due 6/15/12 (a)......       475,631
    275,000     A3*       General Motors Acceptance Corp., 6.875% due 9/15/11 (a).....       282,354
    275,000     AA-       International Lease Finance Corp., 4.375% due 11/1/09 (a)...       270,569
     65,000     Ba1*      Markel Capital Trust I, Jr. Sub. Notes, Series B, 8.710% due
                            1/1/46....................................................        67,403
    165,000     Aa3*      Morgan Stanley, 6.600% due 4/1/12...........................       177,904
    100,000     B3*       Ocwen Capital Trust I, Jr. Sub. Notes, 10.875% due 8/1/27...       100,500
    325,000     A-        Standard Chartered Bank PLC, Sub. Notes, 8.000% due 5/30/31
                            (a)(f)....................................................       385,373
----------------------------------------------------------------------------------------------------
                                                                                           2,150,128
----------------------------------------------------------------------------------------------------
FOOD/BEVERAGES/BOTTLING -- 0.2%
     40,000     B+        Cott Beverages Inc., Sr. Sub. Notes, 8.000% due 12/15/11....        42,700
     45,000     Ba2*      Dean Foods Corp., Sr. Notes, 6.900% due 10/15/17............        44,438
    155,000     A3*       Kraft Foods, Inc., 5.625% due 11/1/11.......................       157,915
----------------------------------------------------------------------------------------------------
                                                                                             245,053
----------------------------------------------------------------------------------------------------
GAMING -- 0.5%
    175,000     B+        Argosy Gaming Co., Sr. Sub. Notes, 9.000% due 9/1/11........       194,250
                          Mandalay Resort Group:
     30,000     BB-         Sr. Sub. Debentures, 7.625% due 7/15/13...................        30,075
     80,000     BB-         Sr. Sub. Notes, Series B, 10.250% due 8/1/07..............        89,200
     75,000     Ba2*      Park Place Entertainment Corp., Sr. Sub. Notes, 8.875% due
                            9/15/08...................................................        81,562
     75,000     CCC+      Pinnacle Entertainment, Inc., Sr. Sub. Notes, 8.750% due
                            10/1/13...................................................        74,813
    135,000     B         Venetian Casino Resort, LLC, 11.000% due 6/15/10............       156,600
----------------------------------------------------------------------------------------------------
                                                                                             626,500
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

   FACE
  AMOUNT      RATING(E)                             SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
HEALTHCARE -- 0.5%
$    75,000     CC        aaiPharma Inc., 11.500% due 4/1/10..........................  $     63,000
     25,000     B-        Athena Neuro Finance LLC, Sr. Notes, 7.250% due 2/21/08.....        25,000
     50,000     B1*       Extendicare Health Services Inc., Sr. Notes, 9.500% due
                            7/1/10....................................................        55,750
    140,000     BBB-      HCA Inc., Debentures, 8.360% due 4/15/24....................       148,615
     50,000     B-        Insight Heath Services Corp., Series B, 9.875% due
                            11/1/11...................................................        53,750
                          Tenet Healthcare Corp.:
     75,000     B-          Notes, 7.375% due 2/1/13..................................        68,250
                            Sr. Notes:
     50,000     B-             5.375% due 11/15/06....................................        50,500
     25,000     B-             9.875% due 7/1/14 (f)..................................        25,562
    100,000     B-        Vanguard Health Systems, Inc., 9.750% due 8/1/11............       108,750
----------------------------------------------------------------------------------------------------
                                                                                             599,177
----------------------------------------------------------------------------------------------------
HOUSING/BUILDING PRODUCTS -- 0.3%
     20,000     B-        Associated Materials Inc., Sr. Sub. Notes, 9.750% due
                            4/15/12...................................................        22,300
     75,000     B-        Atrium Cos. Inc., Sr. Sub. Notes, Series B, 10.500% due
                            5/1/09....................................................        78,938
     75,000     B-        Brand Services Inc., Sr. Notes, 12.000% due 10/15/12........        85,875
     90,000     B-        Nortek Holdings, Inc., Sr. Sub. Notes, Series B, 9.875% due
                            6/15/11...................................................       103,050
     70,000     Ba2*      Schuler Homes Inc., Sr. Sub. Notes, 10.500% due 7/15/11.....        80,237
     35,000     Ba3*      Standard Pacific Corp., Sr. Sub. Notes, 9.250% due
                            4/15/12...................................................        37,800
----------------------------------------------------------------------------------------------------
                                                                                             408,200
----------------------------------------------------------------------------------------------------
INDUSTRIAL SPECIALTIES -- 0.0%
     50,000     NR        Aqua Chem Inc., Sr. Sub. Notes, 11.250% due 7/1/08..........        35,250
----------------------------------------------------------------------------------------------------
LODGING/LEISURE -- 0.6%
     40,000     CCC+      AMC Entertainment Inc., Sr. Sub. Notes, 9.500% due 2/1/11...        41,800
     70,000     B2*       Courtyard by Marriott II L.P., Sr. Secured Notes, Series B,
                            10.750% due 2/1/08........................................        70,525
    130,000     Ba3*      Host Marriott L.P., Sr. Notes, 9.500% due 1/15/07...........       142,675
     75,000     B-        Icon Health & Fitness, Inc., 11.250% due 4/1/12.............        82,125
    150,000     B         John Q. Hammons Hotels, Inc., Series B, 8.875% due
                            5/15/12...................................................       163,500
     75,000     B2*       Meristar Hospitality Corp., Sr. Notes, 10.500% due
                            6/15/09...................................................        80,250
    100,000     B         Prime Hospitality Corp., Sr. Sub. Notes, Series B, 8.375%
                            due 5/1/12................................................       103,750
----------------------------------------------------------------------------------------------------
                                                                                             684,625
----------------------------------------------------------------------------------------------------
MACHINERY -- 0.1%
     20,000     BB-       Case Credit Corp., 6.750% due 10/21/07......................        19,900
     30,000     B+        NMGH Holding Co., 10.000% due 5/15/09.......................        33,150
     25,000     B-        Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12.........        27,625
----------------------------------------------------------------------------------------------------
                                                                                              80,675
----------------------------------------------------------------------------------------------------
METALS/MINING/STEEL -- 0.3%
     75,000     BBB-      Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11............        89,187
    285,000     BBB       WMC Finance USA, 5.125% due 5/15/13 (a).....................       274,241
     30,000     B+        Wolverine Tube Inc., 10.500% due 4/1/09.....................        33,000
----------------------------------------------------------------------------------------------------
                                                                                             396,428
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

   FACE
  AMOUNT      RATING(E)                             SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
PAPER/FOREST PRODUCTS -- 0.5%
$   100,000     BB        Bowater Inc., 7.950% due 11/15/11...........................  $    103,798
     35,000     B         Buckeye Technologies Inc., Sr. Sub. Notes, 9.250% due
                            9/15/08...................................................        34,475
    150,000     B         MDP Acquisitions PLC, Sr. Notes, 9.625% due 10/1/12.........       165,000
    210,000     B         Stone Container Corp., Sr. Notes, 11.500% due 8/15/06 (f)...       211,837
                          Tembec Industries Inc.:
     75,000     BB-         8.625% due 6/30/09........................................        76,312
     50,000     BB-         8.500% due 2/1/11.........................................        50,750
----------------------------------------------------------------------------------------------------
                                                                                             642,172
----------------------------------------------------------------------------------------------------
PUBLISHING/PRINTING -- 0.9%
    125,000     B-        Advancestar Communications, Inc., 10.750% due 8/15/10.......       138,906
    100,000     B         Dex Media East, LLC, 12.125% due 11/15/12...................       117,250
                          Dex Media West, LLC:
    100,000     B           Sr. Notes, Series B, 8.500%, 8/15/10......................       109,500
     75,000     B           Sr. Sub. Notes, Series B, 9.875% due 8/15/13..............        82,688
    143,156     B-        Hollinger Participation, Sr. Notes, Payment-in-kind,
                            12.125% due 11/15/10 (f)..................................       167,493
    100,000     B         Houghton Mifflin, Co., Sr. Discount Notes, step bond to
                            yield 11.492% due 10/15/13................................        53,625
                          RH Donnelley Corp., Sr. Sub. Notes:
     25,000     B+          10.875% due 12/15/12......................................        29,125
    100,000     B+          10.875% due 12/15/12 (f)..................................       116,500
    175,000     B         Von Hoffmann Corp., 10.250% due 3/15/09.....................       180,906
     33,000     BB-       Yell Finance B.V., Sr. Discount Notes, step bond to yield
                            12.263% due 8/1/11........................................        31,185
----------------------------------------------------------------------------------------------------
                                                                                           1,027,178
----------------------------------------------------------------------------------------------------
RESTAURANTS -- 0.0%
     35,000     CCC-      Advantica Restaurant Group, Sr. Notes, 11.250% due
                            1/15/08...................................................        33,950
----------------------------------------------------------------------------------------------------
RETAIL -- 0.5%
    125,000     B         Cole National Group, Inc., Sr. Sub. Notes, 8.875% due
                            5/15/12...................................................       134,063
    150,000     CCC+      Eye Care Centers of America, Inc., 9.125% due 5/1/08........       152,250
    325,000     A+        Target Corp., 7.000% due 7/15/31 (a)........................       364,154
----------------------------------------------------------------------------------------------------
                                                                                             650,467
----------------------------------------------------------------------------------------------------
SERVICES/OTHER -- 1.1%
                          Allied Waste North America Inc., Sr. Notes:
    115,000     BB-         8.500% due 12/1/08........................................       126,356
     50,000     B+          7.375% due 4/15/14 (f)....................................        48,875
     75,000     B-        IMCO Recycling, Inc., 10.375%, 10/15/10.....................        81,375
    200,000     B         Iron Mountain, Inc., 8.625% due 4/1/13......................       213,000
     75,000     BB-       Mail-Well, Inc., 9.625% due 3/15/12.........................        81,000
                          Muzak LLC:
    135,000     CCC+        Sr. Notes, 10.000% due 2/15/09............................       119,475
     50,000     CCC+        Sr. Sub. Notes, 9.875% due 3/15/09........................        38,750

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

   FACE
  AMOUNT      RATING(E)                             SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
SERVICES/OTHER -- 1.1% (CONTINUED)
                          Service Corp. International:
$    55,000     BB-         Debentures, 7.875% due 2/1/13.............................  $     55,412
                            Sr. Notes:
     55,000     BB-            6.875% due 10/1/07.....................................        56,375
    195,000     BB-            6.500% due 3/15/08.....................................       195,975
     90,000     B+        Stewart Enterprises, Inc., Sr. Sub. Notes, 10.750% due
                            7/1/08....................................................       100,462
    150,000     B-        Wesco Distribution Inc., 9.125% due 6/1/08..................       155,062
----------------------------------------------------------------------------------------------------
                                                                                           1,272,117
----------------------------------------------------------------------------------------------------
SUPERMARKETS/DRUGSTORES -- 0.2%
     47,286     BB        Ahold Finance USA, Inc., Pass-Through Certificates, Series
                            A-1, 7.820% due 1/2/20....................................        46,725
     25,000     B-        Rite Aid Corp., Sr. Notes, 11.250% due 7/1/08...............        27,687
    200,000     BBB       Safeway, Inc., Debentures, 7.250% due 2/1/31 (a)............       211,364
----------------------------------------------------------------------------------------------------
                                                                                             285,776
----------------------------------------------------------------------------------------------------
TECHNOLOGY/ELECTRONICS -- 0.2%
    125,000     B1*       Amkor Technology, Inc., 7.125% due 3/15/11 (f)..............       117,813
     75,000     B-        Nortel Networks Ltd., 6.875% due 9/1/23.....................        66,750
     50,000     B-        Northern Telecom Capital Corp., 7.875% due 6/15/26..........        48,250
----------------------------------------------------------------------------------------------------
                                                                                             232,813
----------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.5%
     50,600     Caa1*     Airgate PCS, Inc., 9.375% due 9/1/09........................        49,968
                          Alamosa Holdings, Inc.:
     44,000     Caa1*       Sr. Discount Notes, step bond to yield 11.437% due
                               7/31/09................................................        42,680
     54,000     Caa1*       Sr. Notes, 11.000% due 7/31/10............................        59,130
     25,000     B-        American Cellular Corp., Series B, Sr. Notes, 10.000% due
                            8/1/11....................................................        21,688
    500,000     BBB       AT&T Wireless Services, Inc., Sr. Notes, 8.750% due 3/1/31
                            (a).......................................................       611,357
    220,000     BBB       Cox Communications, Inc., 7.750% due 11/1/10 (a)............       249,702
     50,000     NR        GT Group Telecom Inc., Sr. Discount Notes, step bond to
                            yield 15.223% due 2/1/10 (g)..............................             5
    125,000     BB        Nextel Communications, Inc., Sr. Notes, 7.375% due 8/1/15...       126,875
     44,000     B-        Nextel Partners, Inc., Sr. Notes, 12.500% due 11/15/09......        51,480
    125,000     BB-       Qwest Corp., Debentures, 6.875% due 9/15/33.................       104,687
                          Qwest Services Corp.:
     75,000     B           14.000% due 12/15/10 (f)..................................        87,562
     98,000     B           14.000% due 12/15/14 (f)..................................       117,355
    240,000     BBB-      Sprint Capital Corp., 8.375% due 3/15/12 (a)................       276,239
----------------------------------------------------------------------------------------------------
                                                                                           1,798,728
----------------------------------------------------------------------------------------------------
TEXTILE/APPAREL -- 0.2%
                          Levi Strauss & Co.:
    140,000     CCC         7.000% due 11/1/06........................................       131,425
     10,000     CCC         Sr. Notes, 11.625% due 1/15/08............................         9,850
     32,000     B+        William Carter, Sr. Sub. Notes, Series B, 10.875% due
                            8/15/11...................................................        36,400
----------------------------------------------------------------------------------------------------
                                                                                             177,675
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

   FACE
  AMOUNT      RATING(E)                             SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
TOWER -- 0.4%
                          American Tower Corp.:
$    50,000     B3*         Discount Notes, zero coupon bond to yield 14.330% due
                               8/1/08.................................................  $     36,750
    100,000     Caa1*       Sr. Notes, 9.375% due 2/1/09..............................       107,250
                          Crown Castle International Corp., Sr. Notes:
     10,000     B3*         10.750% due 8/1/11........................................        11,250
     75,000     B3*         7.500% due 12/1/13........................................        75,000
    175,000     Caa2*     SBA Communications Corp., Sr. Notes, 10.250% due 2/1/09.....       180,250
    100,000     B3*       SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10............       103,500
----------------------------------------------------------------------------------------------------
                                                                                             514,000
----------------------------------------------------------------------------------------------------
TRANSPORTATION -- 0.3%
    275,000     Baa1*     Norfolk Southern Corp., 7.050% due 5/1/37 (a)...............       292,299
     45,000     Baa2*     Windsor Petroleum Transportation Corp., Notes, 7.840% due
                            1/15/21 (f)...............................................        45,787
----------------------------------------------------------------------------------------------------
                                                                                             338,086
----------------------------------------------------------------------------------------------------
UTILITIES -- 0.9%
     55,000     B2*       AES Corp., Sr. Notes, 9.500% due 6/1/09.....................        59,056
     45,000     BB+       Avista Corp., Sr. Notes, 9.750% due 6/1/08..................        53,100
     50,000     CCC+      Calpine Canada Energy Finance ULC, Sr. Sub. Notes, 8.500%
                            due 5/1/08................................................        33,250
    175,000     B         Calpine Corp., Sr. Notes, 8.500% due 7/15/10 (f)............       145,688
     50,000     B+        CMS Energy Corp., Sr. Notes, 7.625% due 11/15/04............        51,000
    300,000     Baa1*     Duke Energy Corp. 4.200% due 10/1/08 (a)....................       295,026
                          Edison Mission Energy, Sr. Notes:
    100,000     B           10.000% due 8/15/08.......................................       107,250
     25,000     B           7.730% due 6/15/09........................................        24,438
     25,000     B           9.875% due 4/15/11........................................        26,188
    100,000     B+        NRG Energy, Inc., Sr. Notes, 8.000% due 12/15/13 (f)........       101,500
     90,000     B2*       Orion Power Holdings, Inc., Sr. Notes, 12.000% due 5/1/10...       110,250
     25,000     B1*       Reliant Energy, Inc., 9.250% due 7/15/10....................        26,812
----------------------------------------------------------------------------------------------------
                                                                                           1,033,558
----------------------------------------------------------------------------------------------------
                          TOTAL CORPORATE BONDS AND NOTES (Cost -- $20,471,576).......    21,366,188
----------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES -- 0.6%
----------------------------------------------------------------------------------------------------
TECHNOLOGY/ELECTRONICS -- 0.1%
     85,000     B3*       Amkor Technologies, Inc., Sr. Notes, 5.000% due 3/15/07.....        79,688
     10,000     B1*       Sanmina-SCI Corp., Sr. Notes, zero coupon bond to yield
                            10.746% due 9/12/20.......................................         5,237
----------------------------------------------------------------------------------------------------
                                                                                              84,925
----------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.5%
    335,000     B-        COLT Telecom Group PLC, Sr. Notes, 2.000% due 4/3/07 (f)....       469,273
    105,000     NR        Telewest Communication PLC, 5.250% due 2/19/07 (f)(g).......        98,984
----------------------------------------------------------------------------------------------------
                                                                                             568,257
----------------------------------------------------------------------------------------------------
                          TOTAL CONVERTIBLE CORPORATE BONDS AND NOTES (Cost --
                          $492,744)...................................................       653,182
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

  SHARES                                            SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCK (i) -- 0.0%
----------------------------------------------------------------------------------------------------
FOOD/BEVERAGES/BOTTLING -- 0.0%
      3,630               Aurora Foods Inc. ..........................................  $          0
----------------------------------------------------------------------------------------------------
SERVICES/OTHER -- 0.0%
        301               Outsourcing Solutions, Inc. ................................         8,399
----------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.0%
      2,092               AirGate PCS, Inc. ..........................................        38,284
         66               McLeodUSA Inc. .............................................            32
----------------------------------------------------------------------------------------------------
                                                                                              38,316
----------------------------------------------------------------------------------------------------
TOWER -- 0.0%
      1,161               Crown Castle International Corp. ...........................        17,125
----------------------------------------------------------------------------------------------------
                          TOTAL COMMON STOCK (Cost -- $232,182).......................        63,840
----------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.1%
----------------------------------------------------------------------------------------------------
AEROSPACE -- 0.0%
         50               Northrop Grumman Corp., Equity Security Units, 7.250% due
                            11/16/04..................................................         5,316
----------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.1%
        125               Alamosa Holdings, Inc., Series B, 7.500% due 7/31/13........        72,547
        200               Motorola Inc., Equity Security Units, 7.000% due 11/16/04...         9,876
----------------------------------------------------------------------------------------------------
                                                                                              82,423
----------------------------------------------------------------------------------------------------
TOWER -- 0.0%
        700               Crown Castle International Corp., 6.250% due 8/15/12........        31,675
----------------------------------------------------------------------------------------------------
                          TOTAL PREFERRED STOCK (Cost -- $71,298).....................       119,414
----------------------------------------------------------------------------------------------------



 WARRANTS                                           SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
WARRANTS (i) -- 0.0%
----------------------------------------------------------------------------------------------------
CABLE AND OTHER MEDIA -- 0.0%
        450               UIH Australia, Expire 5/15/06 (f)...........................             0
----------------------------------------------------------------------------------------------------
CONTAINERS/PACKAGING -- 0.0%
         10               Pliant Corp., Expire 6/1/10 (f).............................             0
----------------------------------------------------------------------------------------------------
PUBLISHING/PRINTING -- 0.0%
         60               Merrill Corp., Expire 5/1/09 (f)............................             0
----------------------------------------------------------------------------------------------------
TECHNOLOGY/ELECTRONICS -- 0.0%
         60               Cybernet Internet Services International, Inc., Expire
                            7/1/09....................................................             0
         90               WAM! NET Inc., Expire 3/1/05................................             1
----------------------------------------------------------------------------------------------------
                                                                                                   1
----------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.0%
         50               GT Group Telecom Inc., Expire 2/1/10 (f)....................             0
         40               Horizon PCS, Inc., Expire 10/1/10 (f).......................             0
        100               Iridium World Communications Ltd., Expire 7/15/05...........             1

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

 WARRANTS                                           SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.0% (CONTINUED)
         50               IWO Holdings Inc., Expire 1/15/11 (f).......................  $          1
        150               RSL Communications Ltd., Expire 11/15/06....................             0
----------------------------------------------------------------------------------------------------
                                                                                                   2
----------------------------------------------------------------------------------------------------
TOWER -- 0.0%
         50               American Tower Corp., Expire 8/1/08 (f).....................         9,525
----------------------------------------------------------------------------------------------------
                          TOTAL WARRANTS (Cost -- $24,883)............................         9,528
----------------------------------------------------------------------------------------------------
   FACE
  AMOUNT      RATING(E)                             SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
EMERGING MARKETS DEBT -- 9.3%
----------------------------------------------------------------------------------------------------
BONDS -- 9.3%
                          Federal Republic of Brazil:
$   105,000     B+          10.125% due 5/15/27.......................................        93,056
    260,000     B+          12.250% due 3/6/30........................................       271,700
    640,000     B+          Series 18 Years, 2.125% due 4/15/12 (h)...................       542,400
  1,882,296     B+          Series 20 Years, 8.000% due 4/15/14.......................     1,725,830
    175,000     A-        Malaysia Government, 7.500% due 7/15/11.....................       198,310
                          Republic of Bulgaria:
    182,143     BBB-        Series A, 2.000% due 7/28/12 (h)..........................       181,915
    200,000     BBB-        Series REGS, 8.250% due 1/15/15...........................       233,750
                          Republic of Colombia:
    165,000     BB          10.000% due 1/23/12.......................................       171,188
     25,000     BB          10.750% due 1/15/13.......................................        26,750
    125,000     BB          8.125% due 5/21/24........................................       101,406
    100,000     BB          8.375% due 2/15/27........................................        82,000
     75,000     BB          10.375% due 1/28/33.......................................        72,844
    450,000     CCC+      Republic of Ecuador, Series REGS, 12.000% due 11/15/12......       400,500
                          Republic of Panama:
    100,000     Ba1*        9.625% due 2/8/11.........................................       111,000
     50,000     Ba1*        9.375% due 1/16/23........................................        51,000
    325,000     Ba1*        8.875% due 9/30/27........................................       316,875
                          Republic of Peru:
     75,000     BB          9.125% due 2/21/12........................................        77,250
    113,750     BB          Series 20 Years, 5.000% due 3/7/17........................        97,541
                          Republic of Philippines:
    325,000     BB          8.375% due 3/12/09........................................       338,406
    225,000     BB          10.625% due 3/16/25.......................................       234,000
                          Republic of Turkey:
    125,000     B+          9.000% due 6/30/11........................................       125,625
    145,000     B+          11.500% due 1/23/12.......................................       162,762
    180,000     B+          11.000% due 1/14/13.......................................       196,650
                          Republic of Venezuela:
    100,000     B-          5.375% due 8/7/10.........................................        79,625
    160,000     B-          9.375% due 1/13/34........................................       134,600
    250,000     B-          Series B, 6.750% due 3/31/20..............................       222,500
    333,320     B-          Series DL, 2.750% due 12/18/07 (h)........................       317,279

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

   FACE
  AMOUNT      RATING(E)                             SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
BONDS -- 9.3% (CONTINUED)
                          Russian Federation, Series REGS:
$   225,000     Baa3*       8.250% due 3/31/10........................................  $    242,438
    475,000     Baa3*       11.000% due 7/24/18.......................................       600,875
  1,585,000     Baa3*       5.000% due 3/31/30........................................     1,450,275
                          United Mexican States:
    150,000     Baa2*       8.375% due 1/14/11........................................       169,575
    750,000     Baa2*       7.500% due 1/14/12........................................       808,875
    590,000     Baa2*       5.875% due 1/15/14........................................       566,547
    725,000     Baa2*       8.300% due 8/15/31........................................       761,250
----------------------------------------------------------------------------------------------------
                          TOTAL EMERGING MARKETS DEBT (Cost -- $11,212,501)...........    11,166,597
----------------------------------------------------------------------------------------------------
LOAN PARTICIPATION (j) -- 0.4%
    413,112     Ba1*      Kingdom of Morocco, Tranche A, 2.031% due 1/2/09 (CS First
                            Boston Corp.) (Cost -- $397,894)..........................       406,915
----------------------------------------------------------------------------------------------------
   FACE
  AMOUNT+     RATING(E)                             SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
SOVEREIGN DEBT -- DEVELOPED MARKETS -- 9.4%
----------------------------------------------------------------------------------------------------
FRANCE -- 1.1%
  1,100,000     AAA       French Treasury Note, BTAN, 3.500% due 1/12/08 (a)..........     1,349,140
----------------------------------------------------------------------------------------------------
GERMANY -- 4.6%
  2,000,000     AAA       Bundesobligation, Series 141, 4.250% due 2/15/08 (a)........     2,514,140
                          Bundesrepublic Deutschland:
  1,800,000     AAA         Series 00, 5.250% due 1/4/11 (a)..........................     2,360,171
    500,000     AAA         Series 98, 4.750% due 7/4/08 (a)..........................       638,442
----------------------------------------------------------------------------------------------------
                                                                                           5,512,753
----------------------------------------------------------------------------------------------------
FINLAND -- 1.3%
  1,150,000     AAA       Republic of Finland, 5.750% due 2/23/11 (a).................     1,547,099
----------------------------------------------------------------------------------------------------
ITALY -- 0.5%
    525,000(USD)   Aa1*   Region of Lombardy, 5.804% due 10/25/32 (a).................       515,996
----------------------------------------------------------------------------------------------------
NETHERLANDS -- 1.9%
  1,760,000     AAA       Kingdom of the Netherlands, 5.000% due 7/15/11 (a)..........     2,270,842
----------------------------------------------------------------------------------------------------
                          TOTAL SOVEREIGN DEBT -- DEVELOPED MARKETS
                          (Cost -- $11,281,138).......................................    11,195,830
----------------------------------------------------------------------------------------------------
                          SUB-TOTAL INVESTMENTS (Cost -- $89,041,966).................    89,563,652
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

   FACE
  AMOUNT                                            SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 25.2%
$30,102,000               UBS Financial Services dated 6/30/04, 1.280% due 7/1/04;
                            Proceeds at maturity -- $30,103,070; (Fully collateralized by U.S. Treasury Bonds, 5.500% to 13.250% due 8/15/13 to
                            8/15/28; Market value -- $30,704,143)
                            (Cost -- $30,102,000).....................................  $ 30,102,000
----------------------------------------------------------------------------------------------------
                          TOTAL INVESTMENTS -- 100.0% (Cost -- $119,143,966**)........  $119,665,652
----------------------------------------------------------------------------------------------------

(a) All or a portion of this security is segregated for open forward foreign currency contracts, futures contracts and/or
      "to-be-announced" ("TBA") securities.
(b)   Security is traded on a TBA basis (See Note 10).
(c)   Security acquired under mortgage dollar roll agreement (See
      Note 11).
(d) All or a portion of this security is held as collateral for open futures contracts.
(e) All ratings are by Standard & Poor's Ratings Service, except for those that are identified by an asterisk (*), which are rated by Moody's Investors Service.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.
(g)   Security is currently in default.
(h)   Variable rate security.
(i)   Non-income producing security.
(j) Participation interest was acquired through the financial institution indicated parenthetically.
 + Face amount represents local currency, unless otherwise indicated.
 ** Aggregate cost for Federal income tax purposes is substantially the same.

      Abbreviation used in this schedule:
      USD -- U.S. Dollar
      See page 50 for definitions of ratings.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                  SALOMON BROTHERS VARIABLE ALL CAP VALUE FUND

SHARES                                 SECURITY                                VALUE
---------------------------------------------------------------------------------------
 COMMON STOCK -- 99.8%
---------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 13.6%
AUTO COMPONENTS -- 0.6%
 2,900       Delphi Corp. ...............................................    $   30,972
---------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.8%
 2,900       Fleetwood Enterprises, Inc.+................................        42,195
---------------------------------------------------------------------------------------
INTERNET AND CATALOG RETAIL -- 0.2%
   300       InterActiveCorp+............................................         9,042
---------------------------------------------------------------------------------------
LEISURE EQUIPMENT AND PRODUCTS -- 2.4%
 3,000       Hasbro, Inc. ...............................................        57,000
 3,500       Mattel, Inc. ...............................................        63,875
---------------------------------------------------------------------------------------
                                                                                120,875
---------------------------------------------------------------------------------------
MEDIA -- 7.7%
 2,100       Comcast Corp., Special Class A Shares+......................        57,981
 7,100       Liberty Media Corp., Series A Shares+.......................        63,829
 1,900       The News Corp. Ltd., Sponsored ADR..........................        67,298
 4,950       Time Warner Inc.+...........................................        87,021
 1,400       Viacom Inc., Class B Shares.................................        50,008
 2,500       The Walt Disney Co. ........................................        63,725
---------------------------------------------------------------------------------------
                                                                                389,862
---------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.3%
 1,900       The Home Depot, Inc. .......................................        66,880
---------------------------------------------------------------------------------------
TEXTILES AND APPAREL -- 0.6%
 2,000       Tommy Hilfiger Corp.+.......................................        30,280
---------------------------------------------------------------------------------------
             TOTAL CONSUMER DISCRETIONARY................................       690,106
---------------------------------------------------------------------------------------
CONSUMER STAPLES -- 1.3%
FOOD AND DRUG RETAILING -- 1.3%
 2,525       Safeway Inc.+...............................................        63,984
---------------------------------------------------------------------------------------
ENERGY -- 4.4%
ENERGY EQUIPMENT AND SERVICES -- 1.5%
 2,900       GlobalSantaFe Corp. ........................................        76,850
---------------------------------------------------------------------------------------
OIL AND GAS -- 2.9%
 1,000       Anadarko Petroleum Corp. ...................................        58,600
   900       ChevronTexaco Corp. ........................................        84,699
---------------------------------------------------------------------------------------
                                                                                143,299
---------------------------------------------------------------------------------------
             TOTAL ENERGY................................................       220,149
---------------------------------------------------------------------------------------
FINANCIALS -- 19.7%
BANKS -- 3.0%
 1,200       The Bank of New York Co., Inc. .............................        35,376
 1,000       Bank One Corp. .............................................        51,000
     7       Mitsubishi Tokyo Financial Group, Inc. .....................        64,658
---------------------------------------------------------------------------------------
                                                                                151,034
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                  SALOMON BROTHERS VARIABLE ALL CAP VALUE FUND

SHARES                                 SECURITY                                VALUE
---------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS -- 5.7%
 1,800       American Express Co. .......................................    $   92,484
 1,500       J.P. Morgan Chase & Co. ....................................        58,155
 1,100       Merrill Lynch & Co., Inc. ..................................        59,378
   600       Morgan Stanley..............................................        31,662
 1,000       State Street Corp. .........................................        49,040
---------------------------------------------------------------------------------------
                                                                                290,719
---------------------------------------------------------------------------------------
INSURANCE -- 11.0%
   900       Ambac Financial Group, Inc. ................................        66,096
 1,000       American International Group, Inc. .........................        71,280
 1,300       The Chubb Corp. ............................................        88,634
 1,100       The Hartford Financial Services Group, Inc. ................        75,614
 1,200       Marsh & McLennan Cos., Inc. ................................        54,456
   600       MBIA Inc. ..................................................        34,272
 1,000       MGIC Investment Corp. ......................................        75,860
   300       The PMI Group, Inc. ........................................        13,056
 1,600       Radian Group Inc. ..........................................        76,640
---------------------------------------------------------------------------------------
                                                                                555,908
---------------------------------------------------------------------------------------
             TOTAL FINANCIALS............................................       997,661
---------------------------------------------------------------------------------------
HEALTHCARE -- 13.8%
BIOTECHNOLOGY -- 2.7%
   500       Amgen Inc.+.................................................        27,285
10,300       Aphton Corp.+...............................................        41,200
 3,255       Enzo Biochem, Inc.+.........................................        48,825
 4,000       XOMA Ltd.+..................................................        17,920
---------------------------------------------------------------------------------------
                                                                                135,230
---------------------------------------------------------------------------------------
HEALTHCARE PROVIDERS AND SERVICES -- 1.2%
 1,800       McKesson Corp. .............................................        61,794
---------------------------------------------------------------------------------------
PHARMACEUTICALS -- 9.9%
 2,400       Abbott Laboratories.........................................        97,824
 1,600       GlaxoSmithKline PLC, ADR....................................        66,336
 1,800       Johnson & Johnson...........................................       100,260
 1,700       Merck & Co., Inc. ..........................................        80,750
 2,300       Pfizer Inc. ................................................        78,844
 2,200       Wyeth.......................................................        79,552
---------------------------------------------------------------------------------------
                                                                                503,566
---------------------------------------------------------------------------------------
             TOTAL HEALTHCARE............................................       700,590
---------------------------------------------------------------------------------------
INDUSTRIALS -- 8.6%
AEROSPACE AND DEFENSE -- 2.7%
 1,000       The Boeing Co. .............................................        51,090
 2,400       Raytheon Co. ...............................................        85,848
---------------------------------------------------------------------------------------
                                                                                136,938
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                  SALOMON BROTHERS VARIABLE ALL CAP VALUE FUND

SHARES                                 SECURITY                                VALUE
---------------------------------------------------------------------------------------
 AIRLINES -- 1.5%
   900       AMR Corp.+..................................................    $   10,899
 1,000       Continental Airlines, Inc., Class B Shares+.................        11,370
 1,600       Delta Air Lines, Inc.+......................................        11,392
 1,000       Frontier Airlines, Inc.+....................................        10,880
 1,000       Northwest Airlines Corp.+...................................        11,120
 1,300       Southwest Airlines Co. .....................................        21,801
---------------------------------------------------------------------------------------
                                                                                 77,462
---------------------------------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES -- 1.2%
 2,100       Sabre Holdings Corp., Class A Shares........................        58,191
---------------------------------------------------------------------------------------
CONSTRUCTION AND ENGINEERING -- 1.1%
   800       Chicago Bridge & Iron Company N.V. .........................        22,280
   700       Fluor Corp. ................................................        33,369
---------------------------------------------------------------------------------------
                                                                                 55,649
---------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.0%
 1,400       Honeywell International Inc. ...............................        51,282
---------------------------------------------------------------------------------------
MACHINERY -- 1.1%
   700       Caterpillar Inc. ...........................................        55,608
---------------------------------------------------------------------------------------
             TOTAL INDUSTRIALS...........................................       435,130
---------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 20.5%
COMMUNICATIONS EQUIPMENT -- 4.5%
16,600       Lucent Technologies Inc.+...................................        62,748
 5,300       Motorola, Inc. .............................................        96,725
 4,700       Nokia Oyj, Sponsored ADR....................................        68,338
---------------------------------------------------------------------------------------
                                                                                227,811
---------------------------------------------------------------------------------------
COMPUTERS AND PERIPHERALS -- 1.3%
   700       International Business Machines Corp. ......................        61,705
   600       Socket Communications, Inc.+................................         1,716
---------------------------------------------------------------------------------------
                                                                                 63,421
---------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 3.4%
 2,800       Agilent Technologies, Inc.+.................................        81,984
14,200       Solectron Corp.+............................................        91,874
---------------------------------------------------------------------------------------
                                                                                173,858
---------------------------------------------------------------------------------------
INTERNET SOFTWARE AND SERVICES -- 0.7%
 5,100       RealNetworks, Inc.+.........................................        34,884
---------------------------------------------------------------------------------------
IT CONSULTING AND SERVICES -- 2.2%
 1,900       SunGard Data Systems Inc.+..................................        49,400
 4,400       Unisys Corp.+...............................................        61,072
---------------------------------------------------------------------------------------
                                                                                110,472
---------------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.9%
 4,000       IKON Office Solutions, Inc. ................................        45,880
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                  SALOMON BROTHERS VARIABLE ALL CAP VALUE FUND

SHARES                                 SECURITY                                VALUE
---------------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 5.3%
 3,000       Intel Corp. ................................................    $   82,800
 4,900       Lattice Semiconductor Corp.+................................        34,349
 7,758       Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored
             ADR+........................................................        64,468
 3,600       Texas Instruments Inc. .....................................        87,048
---------------------------------------------------------------------------------------
                                                                                268,665
---------------------------------------------------------------------------------------
SOFTWARE -- 2.2%
   400       Actuate Corp.+..............................................         1,580
 5,100       Micromuse Inc.+.............................................        34,119
 2,700       Microsoft Corp. ............................................        77,112
---------------------------------------------------------------------------------------
                                                                                112,811
---------------------------------------------------------------------------------------
             TOTAL INFORMATION TECHNOLOGY................................     1,037,802
---------------------------------------------------------------------------------------
MATERIALS -- 11.9%
CHEMICALS -- 3.3%
   600       Cabot Corp. ................................................        24,420
 1,900       The Dow Chemical Co. .......................................        77,330
 2,100       Engelhard Corp. ............................................        67,851
---------------------------------------------------------------------------------------
                                                                                169,601
---------------------------------------------------------------------------------------
CONTAINERS AND PACKAGING -- 1.3%
 3,200       Smurfit-Stone Container Corp.+..............................        63,840
---------------------------------------------------------------------------------------
METALS AND MINING -- 4.4%
 2,300       Alcoa Inc. .................................................        75,968
 1,300       Allegheny Technologies Inc. ................................        23,465
 1,400       Brush Engineered Materials, Inc.+...........................        26,460
 1,800       Newmont Mining Corp. .......................................        69,768
 1,400       RTI International Metals, Inc.+.............................        22,330
   400       WGI Heavy Minerals, Inc.+...................................         2,447
---------------------------------------------------------------------------------------
                                                                                220,438
---------------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 2.9%
 2,100       Georgia-Pacific Corp. ......................................        77,658
 1,100       Weyerhaeuser Co. ...........................................        69,432
---------------------------------------------------------------------------------------
                                                                                147,090
---------------------------------------------------------------------------------------
             TOTAL MATERIALS.............................................       600,969
---------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 4.9%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.4%
 3,600       Nippon Telegraph and Telephone Corp., ADR...................        96,624
 3,000       SBC Communications Inc. ....................................        72,750
---------------------------------------------------------------------------------------
                                                                                169,374
---------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.5%
 3,500       Vodafone Group PLC, Sponsored ADR...........................        77,350
---------------------------------------------------------------------------------------
             TOTAL TELECOMMUNICATION SERVICES............................       246,724
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                  SALOMON BROTHERS VARIABLE ALL CAP VALUE FUND

SHARES                                 SECURITY                                VALUE
---------------------------------------------------------------------------------------
 UTILITIES -- 1.1%
ELECTRIC UTILITIES -- 0.1%
 1,400       Calpine Corp.+..............................................    $    6,048
---------------------------------------------------------------------------------------
MULTI-UTILITIES -- 1.0%
 4,300       The Williams Cos., Inc. ....................................        51,170
---------------------------------------------------------------------------------------
             TOTAL UTILITIES.............................................        57,218
---------------------------------------------------------------------------------------
             TOTAL COMMON STOCK (Cost -- $4,517,858).....................     5,050,333
---------------------------------------------------------------------------------------
 FACE
AMOUNT                                SECURITY                                 VALUE
---------------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 0.2%
$9,000       UBS Securities LLC dated 6/30/04, 1.280% due 7/1/04;
                  Proceeds at maturity -- $9,000;
                  (Fully collateralized by U.S. Treasury Bonds, 5.500% to
                  13.250% due 8/15/13 to 8/15/28;
                  Market value -- $9,180) (Cost -- $9,000)...............         9,000
---------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0% (Cost -- $4,526,858*)...........    $5,059,333
---------------------------------------------------------------------------------------

 +   Non-income producing security.
 *   Aggregate cost for Federal income tax purposes is
     substantially the same.
     Abbreviation used in this schedule:
     ADR -- American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             EQUITY INDEX PORTFOLIO

  SHARES                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCK -- 98.9%
-----------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 13.0%
AUTO COMPONENTS -- 0.2%
     10,483      Cooper Tire & Rubber Co. ...................................    $      241,109
     21,235      Dana Corp. .................................................           416,206
     78,834      Delphi Corp. ...............................................           841,947
     24,472      The Goodyear Tire & Rubber Co. .............................           222,450
     26,483      Johnson Controls, Inc. .....................................         1,413,663
     18,559      Visteon Corp. ..............................................           216,584
-----------------------------------------------------------------------------------------------
                                                                                      3,351,959
-----------------------------------------------------------------------------------------------
AUTOMOBILES -- 0.7%
    257,623      Ford Motor Co. .............................................         4,031,800
     78,891      General Motors Corp. .......................................         3,675,532
     42,611      Harley-Davidson, Inc. ......................................         2,639,325
-----------------------------------------------------------------------------------------------
                                                                                     10,346,657
-----------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS AND LEISURE -- 1.3%
     88,469      Carnival Corp. .............................................         4,158,043
     23,150      Darden Restaurants, Inc. ...................................           475,732
     15,532      Harrah's Entertainment, Inc. ...............................           840,281
     53,056      Hilton Hotels Corp. ........................................           990,025
     48,816      International Game Technology...............................         1,884,298
     32,340      Marriott International, Inc., Class A Shares................         1,613,119
    177,451      McDonald's Corp. ...........................................         4,613,726
     55,667      Starbucks Corp.+............................................         2,420,401
     28,521      Starwood Hotels & Resorts Worldwide, Inc. ..................         1,279,167
     15,961      Wendy's International, Inc. ................................           556,081
     41,460      Yum! Brands, Inc.+..........................................         1,543,141
-----------------------------------------------------------------------------------------------
                                                                                     20,374,014
-----------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.5%
     10,951      The Black & Decker Corp. ...................................           680,386
     17,426      Centex Corp. ...............................................           797,240
     20,476      Fortune Brands, Inc. .......................................         1,544,505
      6,598      KB Home.....................................................           452,821
     26,815      Leggett & Platt, Inc. ......................................           716,229
     11,207      Maytag Corp. ...............................................           274,684
     38,672      Newell Rubbermaid Inc. .....................................           908,792
     17,650      Pulte Homes, Inc. ..........................................           918,330
      8,270      Snap-on Inc. ...............................................           277,458
     11,492      The Stanley Works...........................................           523,805
      9,787      Whirlpool Corp. ............................................           671,388
-----------------------------------------------------------------------------------------------
                                                                                      7,765,638
-----------------------------------------------------------------------------------------------
INTERNET AND CATALOG RETAIL -- 0.6%
     90,768      eBay Inc.+..................................................         8,346,118
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             EQUITY INDEX PORTFOLIO

  SHARES                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
LEISURE EQUIPMENT AND PRODUCTS -- 0.2%
     13,060      Brunswick Corp. ............................................    $      532,848
     40,336      Eastman Kodak Co. ..........................................         1,088,265
     24,713      Hasbro, Inc. ...............................................           469,547
     60,692      Mattel, Inc. ...............................................         1,107,629
-----------------------------------------------------------------------------------------------
                                                                                      3,198,289
-----------------------------------------------------------------------------------------------
MEDIA -- 3.6%
     86,685      Clear Channel Communications, Inc. .........................         3,203,011
    316,125      Comcast Corp., Class A Shares+..............................         8,860,984
     11,366      Dow Jones & Co., Inc. ......................................           512,607
     38,036      Gannett Co., Inc. ..........................................         3,227,355
     11,291      Knight-Ridder, Inc. ........................................           812,952
      6,912      Meredith Corp. .............................................           379,884
     26,770      Omnicom Group Inc. .........................................         2,031,575
     58,421      The Interpublic Group of Cos., Inc. ........................           802,120
     26,919      The McGraw Hill Cos., Inc. .................................         2,061,188
     21,205      The New York Times Co., Class A Shares......................           948,076
    640,243      Time Warner Inc.+...........................................        11,255,472
     46,404      Tribune Co. ................................................         2,113,238
     45,345      Univision Communications Inc., Class A Shares+..............         1,447,866
    245,769      Viacom Inc., Class B Shares.................................         8,778,869
    287,898      The Walt Disney Co. ........................................         7,338,520
-----------------------------------------------------------------------------------------------
                                                                                     53,773,717
-----------------------------------------------------------------------------------------------
MULTI-LINE RETAIL -- 3.3%
     16,836      Big Lots, Inc.+.............................................           243,449
     64,375      Costco Wholesale Corp.+.....................................         2,643,881
     11,434      Dillard's, Inc., Class A Shares.............................           254,978
     47,510      Dollar General Corp. .......................................           929,296
     24,060      Family Dollar Stores, Inc. .................................           731,905
     25,412      Federated Department Stores, Inc. ..........................         1,247,729
     38,437      J.C. Penney Co., Inc. ......................................         1,451,381
     47,744      Kohl's Corp.+...............................................         2,018,616
     40,708      The May Department Stores Co. ..............................         1,119,063
     19,179      Nordstrom, Inc. ............................................           817,217
     31,241      Sears Roebuck & Co. ........................................         1,179,660
    128,161      Target Corp. ...............................................         5,442,998
    608,100      Wal-Mart Stores, Inc. (a)...................................        32,083,356
-----------------------------------------------------------------------------------------------
                                                                                     50,163,529
-----------------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.3%
     38,491      AutoNation, Inc.+...........................................           658,196
     12,242      AutoZone, Inc.+.............................................           980,584
     41,867      Bed Bath and Beyond Inc.+...................................         1,609,786
     45,710      Best Buy Co., Inc. .........................................         2,319,325
     29,943      Circuit City Stores, Inc. ..................................           387,762
    126,129      The Gap, Inc. ..............................................         3,058,628
    319,654      The Home Depot, Inc. .......................................        11,251,821
     65,710      Limited Brands..............................................         1,228,777

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             EQUITY INDEX PORTFOLIO

  SHARES                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.3% (CONTINUED)
    110,585      Lowe's Cos., Inc. ..........................................    $    5,811,242
     43,487      Office Depot, Inc.+.........................................           778,852
     22,906      RadioShack Corp. ...........................................           655,799
     20,337      The Sherwin-Williams Co. ...................................           845,002
     70,256      Staples, Inc.+..............................................         2,059,203
     20,608      Tiffany & Co. ..............................................           759,405
     70,994      The TJX Cos., Inc. .........................................         1,713,795
     29,522      Toys "R" Us, Inc.+..........................................           470,285
-----------------------------------------------------------------------------------------------
                                                                                     34,588,462
-----------------------------------------------------------------------------------------------
TEXTILES AND APPAREL -- 0.3%
     17,725      Jones Apparel Group, Inc. ..................................           699,783
     15,493      Liz Claiborne, Inc. ........................................           557,438
     37,017      NIKE, Inc., Class B Shares..................................         2,804,038
      8,295      Reebok International Ltd. ..................................           298,454
     15,313      V.F. Corp. .................................................           745,743
-----------------------------------------------------------------------------------------------
                                                                                      5,105,456
-----------------------------------------------------------------------------------------------
                 TOTAL CONSUMER DISCRETIONARY................................       197,013,839
-----------------------------------------------------------------------------------------------
CONSUMER STAPLES -- 8.7%
BEVERAGES -- 2.7%
      5,134      Adolph Coors Co., Class B Shares............................           371,394
    114,388      Anheuser-Busch Co., Inc. ...................................         6,176,952
     17,082      Brown-Forman Corp., Class B Shares..........................           824,548
    343,528      The Coca-Cola Co. ..........................................        17,341,293
     64,450      Coca-Cola Enterprises Inc. .................................         1,868,406
     36,588      Pepsi Bottling Group, Inc. .................................         1,117,398
    240,283      PepsiCo, Inc. ..............................................        12,946,448
-----------------------------------------------------------------------------------------------
                                                                                     40,646,439
-----------------------------------------------------------------------------------------------
FOOD AND DRUG RETAILING -- 1.1%
     51,395      Albertson's, Inc. ..........................................         1,364,023
     55,545      CVS Corp. ..................................................         2,334,001
    104,941      The Kroger Co.+.............................................         1,909,926
     62,064      Safeway Inc.+...............................................         1,572,702
     19,048      SUPERVALU Inc. .............................................           583,059
     90,527      Sysco Corp. ................................................         3,247,203
    144,056      Walgreen Co. ...............................................         5,216,268
     19,546      Winn-Dixie Stores Inc. .....................................           140,731
-----------------------------------------------------------------------------------------------
                                                                                     16,367,913
-----------------------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.2%
     90,643      Archer-Daniels-Midland Co. .................................         1,520,990
     57,848      Campbell Soup Co. ..........................................         1,554,954
     75,306      ConAgra Foods, Inc. ........................................         2,039,286
     52,820      General Mills, Inc. ........................................         2,510,535
     49,439      H.J. Heinz Co. .............................................         1,938,009
     36,678      Hershey Foods Corp. ........................................         1,697,091
     57,965      Kellogg Co. ................................................         2,425,835

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             EQUITY INDEX PORTFOLIO

  SHARES                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.2% (CONTINUED)
     19,504      McCormick & Co., Inc. ......................................    $      663,136
    111,131      Sara Lee Corp. .............................................         2,554,902
     31,597      Wm. Wrigley Jr. Co. ........................................         1,992,191
-----------------------------------------------------------------------------------------------
                                                                                     18,896,929
-----------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 2.0%
     29,548      The Clorox Co. .............................................         1,589,091
     74,752      Colgate-Palmolive Co. ......................................         4,369,254
     70,544      Kimberly-Clark Corp. .......................................         4,647,439
    363,132      The Procter & Gamble Co. ...................................        19,768,906
-----------------------------------------------------------------------------------------------
                                                                                     30,374,690
-----------------------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.6%
     12,806      Alberto-Culver Co., Class B Shares..........................           642,093
     66,058      Avon Products, Inc. ........................................         3,047,916
    141,345      The Gillette Co. ...........................................         5,993,028
-----------------------------------------------------------------------------------------------
                                                                                      9,683,037
-----------------------------------------------------------------------------------------------
TOBACCO -- 1.1%
    287,547      Altria Group, Inc. .........................................        14,391,727
     12,016      R.J. Reynolds Tobacco Holdings, Inc. .......................           812,161
     23,460      UST Inc. ...................................................           844,560
-----------------------------------------------------------------------------------------------
                                                                                     16,048,448
-----------------------------------------------------------------------------------------------
                 TOTAL CONSUMER STAPLES......................................       132,017,456
-----------------------------------------------------------------------------------------------
ENERGY -- 6.3%
ENERGY EQUIPMENT AND SERVICES -- 0.9%
     46,988      Baker Hughes Inc. ..........................................         1,769,098
     22,320      BJ Services Co.+............................................         1,023,149
     61,555      Halliburton Co. ............................................         1,862,654
     20,631      Nabors Industries, Ltd.+....................................           932,934
     18,860      Noble Corp.+................................................           714,605
     14,798      Rowan Cos., Inc.+...........................................           360,035
     82,698      Schlumberger Ltd. ..........................................         5,252,150
     44,740      Transocean Inc.+............................................         1,294,776
-----------------------------------------------------------------------------------------------
                                                                                     13,209,401
-----------------------------------------------------------------------------------------------
OIL AND GAS -- 5.4%
     12,594      Amerada Hess Corp. .........................................           997,319
     35,480      Anadarko Petroleum Corp. ...................................         2,079,128
     45,509      Apache Corp. ...............................................         1,981,917
      9,710      Ashland, Inc. ..............................................           512,785
     55,442      Burlington Resources, Inc. .................................         2,005,892
    150,402      ChevronTexaco Corp. ........................................        14,154,332
     96,220      ConocoPhillips..............................................         7,340,624
     32,570      Devon Energy Corp. .........................................         2,149,620
     16,190      EOG Resources, Inc. ........................................           966,705
    921,457      Exxon Mobil Corp. ..........................................        40,921,905
     14,168      Kerr-McGee Corp. ...........................................           761,813

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             EQUITY INDEX PORTFOLIO

  SHARES                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
OIL AND GAS -- 5.4% (CONTINUED)
     47,619      Marathon Oil Corp. .........................................    $    1,801,903
     54,479      Occidental Petroleum Corp. .................................         2,637,328
     10,888      Sunoco, Inc. ...............................................           692,695
     36,413      Unocal Corp. ...............................................         1,383,694
     17,928      Valero Energy Corp. ........................................         1,322,369
-----------------------------------------------------------------------------------------------
                                                                                     81,710,029
-----------------------------------------------------------------------------------------------
                 TOTAL ENERGY................................................        94,919,430
-----------------------------------------------------------------------------------------------
FINANCIALS -- 20.1%
BANKS -- 7.1%
     49,468      AmSouth Bancorp. ...........................................         1,259,950
    287,097      Bank of America Corp. ......................................        24,294,148
    108,818      The Bank of New York Co., Inc. .............................         3,207,955
    157,225      Bank One Corp. .............................................         8,018,475
     76,794      BB&T Corp. .................................................         2,839,074
     31,330      Charter One Financial, Inc. ................................         1,384,473
     24,516      Comerica Inc. ..............................................         1,345,438
     79,451      Fifth Third Bancorp.........................................         4,272,875
     17,558      First Horizon National Corp. ...............................           798,362
     21,346      Golden West Financial Corp. ................................         2,270,147
     31,910      Huntington Bancshares Inc. .................................           730,739
     59,009      KeyCorp.....................................................         1,763,779
     16,756      M&T Bank Corp. .............................................         1,462,799
     31,979      Marshall & Ilsley Corp. ....................................         1,250,059
     60,663      Mellon Financial Corp. .....................................         1,779,246
     95,457      National City Corp. ........................................         3,341,950
     23,913      North Fork Bancorp., Inc. ..................................           909,890
     30,900      Northern Trust Corp. .......................................         1,306,452
     38,999      PNC Financial Services Group................................         2,070,067
     31,151      Regions Financial Corp. ....................................         1,138,569
     46,440      SouthTrust Corp. ...........................................         1,802,336
     42,847      Sovereign Bancorp, Inc. ....................................           946,919
     39,550      SunTrust Banks, Inc. .......................................         2,570,355
     42,413      Synovus Financial Corp. ....................................         1,073,897
    269,876      U.S. Bancorp................................................         7,437,783
     26,676      Union Planters Corp. .......................................           795,212
    184,866      Wachovia Corp. .............................................         8,226,537
    126,525      Washington Mutual, Inc. ....................................         4,888,926
    237,868      Wells Fargo & Co. ..........................................        13,613,186
     12,687      Zions Bancorp...............................................           779,616
-----------------------------------------------------------------------------------------------
                                                                                    107,579,214
-----------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 8.0%
    180,683      American Express Co. (a)....................................         9,283,493
     14,491      The Bear Stearns Cos. Inc. .................................         1,221,736
     32,352      Capital One Financial Corp. ................................         2,212,230
    191,208      The Charles Schwab Corp. ...................................         1,837,509
    723,843      Citigroup, Inc. (a).........................................        33,658,700

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             EQUITY INDEX PORTFOLIO

  SHARES                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 8.0% (CONTINUED)
     38,898      Countrywide Financial Corp. ................................    $    2,732,584
     51,745      E*TRADE Financial Corp.+....................................           576,957
    136,615      Fannie Mae..................................................         9,748,846
     15,035      Federated Investors, Inc., Class B Shares...................           456,162
     35,086      Franklin Resources, Inc. ...................................         1,757,107
     96,710      Freddie Mac.................................................         6,121,743
     67,948      The Goldman Sachs Group, Inc. ..............................         6,397,984
    289,074      J.P. Morgan Chase & Co. ....................................        11,207,399
     33,792      Janus Capital Group, Inc. ..................................           557,230
     38,879      Lehman Brothers Holdings Inc. ..............................         2,925,645
    179,765      MBNA Corp. .................................................         4,636,139
    136,484      Merrill Lynch & Co., Inc. ..................................         7,367,406
     20,842      Moody's Corp. ..............................................         1,347,644
    154,088      Morgan Stanley..............................................         8,131,224
     45,285      Principal Financial Group, Inc. ............................         1,575,012
     40,457      Providian Financial Corp.+..................................           593,504
     63,540      SLM Corp. ..................................................         2,570,193
     47,135      State Street Corp. .........................................         2,311,500
     17,655      T. Rowe Price Group Inc. ...................................           889,812
-----------------------------------------------------------------------------------------------
                                                                                    120,117,759
-----------------------------------------------------------------------------------------------
INSURANCE -- 4.6%
     39,123      ACE Ltd. ...................................................         1,654,120
     72,081      AFLAC, Inc. ................................................         2,941,626
     98,851      Allstate Corp. .............................................         4,601,514
     14,926      Ambac Financial Group, Inc. ................................         1,096,165
    366,561      American International Group, Inc. (a)......................        26,128,468
     44,171      Aon Corp. ..................................................         1,257,548
     26,437      The Chubb Corp. ............................................         1,802,475
     23,599      Cincinnati Financial Corp. .................................         1,027,028
     40,901      The Hartford Financial Services Group, Inc. ................         2,811,535
     19,770      Jefferson-Pilot Corp. ......................................         1,004,316
     24,902      Lincoln National Corp. .....................................         1,176,620
     26,088      Loews Corp. ................................................         1,564,236
     74,412      Marsh & McLennan Cos., Inc. ................................         3,376,817
     20,181      MBIA Inc. ..................................................         1,152,739
    107,028      MetLife, Inc. ..............................................         3,836,954
     13,898      MGIC Investment Corp. ......................................         1,054,302
     30,467      The Progressive Corp. ......................................         2,598,835
     76,000      Prudential Financial, Inc. .................................         3,531,720
     19,460      SAFECO Corp. ...............................................           856,240
     93,176      The St. Paul Travelers Cos., Inc. ..........................         3,777,355
     15,889      Torchmark Corp. ............................................           854,828
     41,502      UnumProvident Corp. ........................................           659,882
     19,367      XL Capital Ltd., Class A Shares.............................         1,461,434
-----------------------------------------------------------------------------------------------
                                                                                     70,226,757
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             EQUITY INDEX PORTFOLIO

  SHARES                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
REAL ESTATE -- 0.4%
     13,159      Apartment Investment and Management Co., Class A Shares.....    $      409,640
     56,087      Equity Office Properties Trust..............................         1,525,566
     39,234      Equity Residential..........................................         1,166,427
     25,781      Plum Creek Timber Co., Inc. ................................           839,945
     25,244      ProLogis....................................................           831,032
     28,597      Simon Property Group, Inc. .................................         1,470,458
-----------------------------------------------------------------------------------------------
                                                                                      6,243,068
-----------------------------------------------------------------------------------------------
                 TOTAL FINANCIALS............................................       304,166,798
-----------------------------------------------------------------------------------------------
HEALTHCARE -- 13.3%
BIOTECHNOLOGY -- 1.2%
    181,172      Amgen Inc.+.................................................         9,886,556
     46,079      Biogen Idec Inc.+...........................................         2,914,497
     26,210      Chiron Corp.+...............................................         1,170,014
     31,628      Genzyme Corp.+..............................................         1,496,953
     30,378      Gilead Sciences, Inc.+......................................         2,035,326
     34,903      MedImmune, Inc.+............................................           816,730
-----------------------------------------------------------------------------------------------
                                                                                     18,320,076
-----------------------------------------------------------------------------------------------
HEALTHCARE EQUIPMENT AND SUPPLIES -- 2.2%
     29,344      Applera Corp. -- Applied Biosystems Group...................           638,232
      7,368      Bausch & Lomb, Inc. ........................................           479,436
     85,901      Baxter International, Inc. .................................         2,964,444
     35,402      Becton Dickinson & Co. .....................................         1,833,824
     36,066      Biomet, Inc. ...............................................         1,602,773
    115,019      Boston Scientific Corp.+....................................         4,922,813
     14,570      C.R. Bard, Inc. ............................................           825,390
     43,800      Guidant Corp. ..............................................         2,447,544
     33,840      IMS Health Inc. ............................................           793,210
    170,315      Medtronic, Inc. ............................................         8,297,747
      6,927      Millipore Corp.+............................................           390,475
     24,225      St. Jude Medical, Inc.+.....................................         1,832,621
     55,942      Stryker Corp. ..............................................         3,076,810
     34,022      Zimmer Holdings, Inc.+......................................         3,000,740
-----------------------------------------------------------------------------------------------
                                                                                     33,106,059
-----------------------------------------------------------------------------------------------
HEALTHCARE PROVIDERS AND SERVICES -- 1.9%
     21,611      Aetna, Inc. ................................................         1,836,935
     15,858      AmerisourceBergen Corp. ....................................           947,991
     19,383      Anthem, Inc.+...............................................         1,735,941
     61,185      Cardinal Health, Inc. ......................................         4,286,009
     62,843      Caremark Rx, Inc.+..........................................         2,070,048
     19,714      CIGNA Corp. ................................................         1,356,520
     10,843      Express Scripts, Inc.+......................................           859,091
     69,780      HCA Inc. ...................................................         2,902,150
     34,324      Health Management Associates, Inc., Class A Shares..........           769,544
     22,368      Humana, Inc.+...............................................           378,019
     12,398      Manor Care, Inc. ...........................................           405,167

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             EQUITY INDEX PORTFOLIO

  SHARES                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
HEALTHCARE PROVIDERS AND SERVICES -- 1.9% (CONTINUED)
     41,075      McKesson Corp. .............................................    $    1,410,105
     14,539      Quest Diagnostics Inc. .....................................         1,235,088
     65,914      Tenet Healthcare Corp.+.....................................           883,907
     87,873      UnitedHealth Group Inc. ....................................         5,470,094
     21,743      WellPoint Health Networks, Inc.+............................         2,435,433
-----------------------------------------------------------------------------------------------
                                                                                     28,982,042
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 8.0%
    219,895      Abbott Laboratories (a).....................................         8,962,920
     18,473      Allergan, Inc. .............................................         1,653,703
    272,830      Bristol-Myers Squibb Co. ...................................         6,684,335
    157,891      Eli Lilly and Co. ..........................................        11,038,160
     51,593      Forest Laboratories, Inc.+..................................         2,921,712
     20,995      Hospira, Inc.+..............................................           579,462
    416,981      Johnson & Johnson...........................................        23,225,842
     34,103      King Pharmaceuticals, Inc.+.................................           390,479
     38,159      Medco Health Solutions, Inc.+...............................         1,430,962
    312,474      Merck & Co., Inc. ..........................................        14,842,515
     37,625      Mylan Laboratories Inc. ....................................           761,906
  1,071,766      Pfizer Inc. ................................................        36,740,138
    206,757      Schering-Plough Corp. ......................................         3,820,869
     15,113      Watson Pharmaceuticals, Inc.+...............................           406,540
    187,269      Wyeth.......................................................         6,771,647
-----------------------------------------------------------------------------------------------
                                                                                    120,231,190
-----------------------------------------------------------------------------------------------
                 TOTAL HEALTHCARE............................................       200,639,367
-----------------------------------------------------------------------------------------------
INDUSTRIALS -- 12.1%
AEROSPACE AND DEFENSE -- 1.7%
    118,295      The Boeing Co. .............................................         6,043,692
     27,865      General Dynamics Corp. .....................................         2,766,994
     16,487      Goodrich Corp. .............................................           533,025
     63,510      Lockheed Martin Corp. ......................................         3,307,601
     52,528      Northrop Grumman Corp. .....................................         2,820,754
     58,316      Raytheon Co. ...............................................         2,085,963
     24,894      Rockwell Collins, Inc. .....................................           829,468
     72,474      United Technologies Corp. ..................................         6,629,922
-----------------------------------------------------------------------------------------------
                                                                                     25,017,419
-----------------------------------------------------------------------------------------------
AIR FREIGHT AND COURIERS -- 1.1%
     42,008      FedEx Corp. ................................................         3,431,634
      9,142      Ryder Systems, Inc. ........................................           366,320
    158,708      United Parcel Service, Inc., Class B Shares.................        11,930,080
-----------------------------------------------------------------------------------------------
                                                                                     15,728,034
-----------------------------------------------------------------------------------------------
AIRLINES -- 0.1%
     16,863      Delta Air Lines, Inc. ......................................           120,065
    111,120      Southwest Airlines Co. .....................................         1,863,482
-----------------------------------------------------------------------------------------------
                                                                                      1,983,547
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             EQUITY INDEX PORTFOLIO

  SHARES                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.2%
     30,513      American Standard Cos. Inc.+................................    $    1,229,979
      8,171      Crane Co. ..................................................           256,488
     63,613      Masco Corp. ................................................         1,983,453
-----------------------------------------------------------------------------------------------
                                                                                      3,469,920
-----------------------------------------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES -- 1.9%
     45,484      Allied Waste Industries, Inc.+..............................           599,479
     24,789      Apollo Group, Inc., Class A Shares+.........................         2,188,621
     82,879      Automatic Data Processing Inc. .............................         3,470,973
     15,479      Avery Dennison Corp. .......................................           990,811
    141,627      Cendant Corp.+..............................................         3,467,029
     24,148      Cintas Corp. ...............................................         1,151,135
     19,648      Convergys Corp.+............................................           302,579
      7,018      Deluxe Corp. ...............................................           305,283
     19,346      Equifax, Inc. ..............................................           478,814
    124,638      First Data Corp. ...........................................         5,548,884
     27,432      Fiserv, Inc.+...............................................         1,066,830
     25,052      H&R Block, Inc. ............................................         1,194,479
     15,714      Monster Worldwide, Inc.+....................................           404,164
     52,889      Paychex, Inc. ..............................................         1,791,879
     32,787      Pitney Bowes, Inc. .........................................         1,450,825
     30,212      R.R. Donnelley & Sons Co. ..................................           997,600
     24,008      Robert Half International Inc.+.............................           714,718
     19,958      Sabre Holdings Corp., Class A Shares........................           553,036
     80,910      Waste Management, Inc. .....................................         2,479,892
-----------------------------------------------------------------------------------------------
                                                                                     29,157,031
-----------------------------------------------------------------------------------------------
CONSTRUCTION AND ENGINEERING -- 0.1%
     11,433      Fluor Corp. ................................................           545,011
-----------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.4%
     27,498      American Power Conversion Corp.+............................           540,336
     12,819      Cooper Industries, Inc., Class A Shares.....................           761,577
     59,359      Emerson Electric Co. .......................................         3,772,264
     12,477      Power-One, Inc.+............................................           136,997
     26,454      Rockwell Automation, Inc. ..................................           992,290
      7,956      Thomas & Betts Corp.+.......................................           216,642
-----------------------------------------------------------------------------------------------
                                                                                      6,420,106
-----------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 4.7%
    110,074      3M Co. .....................................................         9,907,761
  1,433,341      General Electric Co. .......................................        46,440,248
    120,585      Honeywell International Inc. ...............................         4,417,029
     19,311      Textron, Inc. ..............................................         1,146,108
    280,986      Tyco International Ltd. (a).................................         9,311,876
-----------------------------------------------------------------------------------------------
                                                                                     71,223,022
-----------------------------------------------------------------------------------------------
MACHINERY -- 1.4%
     48,764      Caterpillar Inc. ...........................................         3,873,812
      5,925      Cummins Inc. ...............................................           370,312

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             EQUITY INDEX PORTFOLIO

  SHARES                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
MACHINERY -- 1.4% (CONTINUED)
     43,334      Danaher Corp. ..............................................    $    2,246,868
     34,168      Deere & Co. ................................................         2,396,544
     28,605      Dover Corp. ................................................         1,204,270
     21,401      Eaton Corp. ................................................         1,385,501
     43,296      Illinois Tool Works, Inc. ..................................         4,151,653
     24,697      Ingersoll-Rand Co. Ltd., Class A Shares.....................         1,687,052
     12,933      ITT Industries, Inc. .......................................         1,073,439
      9,703      Navistar International Corp.+...............................           376,088
     24,495      PACCAR Inc. ................................................         1,420,465
     17,378      Pall Corp. .................................................           455,130
     16,691      Parker-Hannifin Corp. ......................................           992,447
-----------------------------------------------------------------------------------------------
                                                                                     21,633,581
-----------------------------------------------------------------------------------------------
ROAD AND RAIL -- 0.4%
     52,492      Burlington Northern Santa Fe Corp. .........................         1,840,894
     30,262      CSX Corp. ..................................................           991,686
     55,151      Norfolk Southern Corp. .....................................         1,462,605
     36,382      Union Pacific Corp. ........................................         2,162,910
-----------------------------------------------------------------------------------------------
                                                                                      6,458,095
-----------------------------------------------------------------------------------------------
TRADING COMPANIES AND DISTRIBUTORS -- 0.1%
     24,314      Genuine Parts Co. ..........................................           964,780
     12,689      W.W. Grainger, Inc. ........................................           729,618
-----------------------------------------------------------------------------------------------
                                                                                      1,694,398
-----------------------------------------------------------------------------------------------
                 TOTAL INDUSTRIALS...........................................       183,330,164
-----------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 16.2%
COMMUNICATIONS EQUIPMENT -- 3.1%
    110,730      ADC Telecommunications, Inc.+...............................           314,473
     22,357      Andrew Corp.+...............................................           447,364
     59,604      Avaya Inc.+.................................................           941,147
     82,548      CIENA Corp.+................................................           307,079
    965,661      Cisco Systems, Inc.+........................................        22,886,166
     27,168      Comverse Technology, Inc.+..................................           541,730
    189,797      Corning, Inc.+..............................................         2,478,749
    199,579      JDS Uniphase Corp.+.........................................           756,404
    597,932      Lucent Technologies Inc.+...................................         2,260,183
    329,121      Motorola, Inc. .............................................         6,006,458
    113,164      QUALCOMM, Inc. .............................................         8,258,709
     21,276      Scientific-Atlanta, Inc. ...................................           734,022
     57,978      Tellabs, Inc.+..............................................           506,728
-----------------------------------------------------------------------------------------------
                                                                                     46,439,212
-----------------------------------------------------------------------------------------------
COMPUTERS AND PERIPHERALS -- 3.6%
     52,189      Apple Computer, Inc.+.......................................         1,698,230
    359,937      Dell Inc.+..................................................        12,892,943
    339,679      EMC Corp.+..................................................         3,872,341
     52,439      Gateway, Inc.+..............................................           235,976
    428,643      Hewlett-Packard Co. ........................................         9,044,367

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             EQUITY INDEX PORTFOLIO

  SHARES                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
COMPUTERS AND PERIPHERALS -- 3.6% (CONTINUED)
    238,863      International Business Machines Corp. ......................    $   21,055,773
     17,987      Lexmark International, Inc., Class A Shares+................         1,736,285
     13,303      NCR Corp.+..................................................           659,696
     48,437      Network Appliance, Inc.+....................................         1,042,849
     22,656      NVIDIA Corp.+...............................................           464,448
    460,451      Sun Microsystems, Inc.+.....................................         1,998,357
-----------------------------------------------------------------------------------------------
                                                                                     54,701,265
-----------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 0.6%
     66,654      Agilent Technologies, Inc.+.................................         1,951,629
     42,442      Broadcom Corp., Class A Shares+.............................         1,985,012
     28,232      Jabil Circuit, Inc.+........................................           710,882
     26,727      Molex, Inc. ................................................           857,402
     17,917      PerkinElmer, Inc. ..........................................           359,057
     72,905      Sanmina-SCI Corp.+..........................................           663,436
    134,559      Solectron Corp.+............................................           870,597
     32,739      Symbol Technologies, Inc. ..................................           482,573
     11,705      Tektronix, Inc. ............................................           398,204
     23,166      Thermo Electron Corp.+......................................           712,123
     16,906      Waters Corp.+...............................................           807,769
-----------------------------------------------------------------------------------------------
                                                                                      9,798,684
-----------------------------------------------------------------------------------------------
INTERNET SOFTWARE AND SERVICES -- 0.5%
    186,705      Yahoo! Inc.+................................................         6,782,993
-----------------------------------------------------------------------------------------------
IT CONSULTING AND SERVICES -- 0.3%
     19,023      Affiliated Computer Services, Inc., Class A Shares+.........         1,007,078
     26,469      Computer Sciences Corp.+....................................         1,228,956
     67,835      Electronic Data Systems Corp. ..............................         1,299,040
     40,384      SunGard Data Systems Inc.+..................................         1,049,984
     46,667      Unisys Corp.+...............................................           647,738
-----------------------------------------------------------------------------------------------
                                                                                      5,232,796
-----------------------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.1%
    111,718      Xerox Corp.+................................................         1,619,911
-----------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 3.5%
     48,853      Advanced Micro Devices, Inc.+...............................           776,763
     53,211      Altera Corp.+...............................................         1,182,348
     52,405      Analog Devices, Inc.+.......................................         2,467,227
    236,490      Applied Materials, Inc.+....................................         4,639,934
     43,435      Applied Micro Circuits Corp.+...............................           231,074
    910,986      Intel Corp. ................................................        25,143,214
     27,495      KLA-Tencor Corp.+...........................................         1,357,703
     43,970      Linear Technology Corp. ....................................         1,735,496
     54,235      LSI Logic Corp.+............................................           413,271
     46,246      Maxim Integrated Products, Inc. ............................         2,424,215
     85,817      Micron Technology, Inc.+....................................         1,313,858
     49,671      National Semiconductor Corp.+...............................         1,092,265
     21,379      Novellus Systems, Inc.+.....................................           672,156

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             EQUITY INDEX PORTFOLIO

  SHARES                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 3.5% (CONTINUED)
     24,071      PMC-Sierra, Inc.+...........................................    $      345,419
     13,131      QLogic Corp.+...............................................           349,153
     26,747      Teradyne, Inc.+.............................................           607,157
    243,724      Texas Instruments Inc. .....................................         5,893,246
     48,283      Xilinx, Inc.+...............................................         1,608,307
-----------------------------------------------------------------------------------------------
                                                                                     52,252,806
-----------------------------------------------------------------------------------------------
SOFTWARE -- 4.5%
     33,653      Adobe Systems, Inc. ........................................         1,564,864
     15,787      Autodesk, Inc. .............................................           675,841
     31,357      BMC Software, Inc.+.........................................           580,104
     23,062      Citrix Systems, Inc.+.......................................           469,542
     81,998      Computer Associates International, Inc. ....................         2,300,864
     53,440      Compuware Corp.+............................................           352,704
     42,107      Electronic Arts Inc.+.......................................         2,296,937
     27,948      Intuit Inc.+................................................         1,078,234
     12,798      Mercury Interactive Corp.+..................................           637,724
  1,516,815      Microsoft Corp. ............................................        43,320,236
     52,439      Novell, Inc.+...............................................           439,963
    734,891      Oracle Corp.+...............................................         8,767,250
     38,739      Parametric Technology, Inc.+................................           193,695
     51,278      PeopleSoft, Inc.+...........................................           948,643
     69,310      Siebel Systems, Inc.+.......................................           740,231
     43,698      Symantec Corp.+.............................................         1,913,098
     60,265      VERITAS Software Corp.+.....................................         1,669,340
-----------------------------------------------------------------------------------------------
                                                                                     67,949,270
-----------------------------------------------------------------------------------------------
                 TOTAL INFORMATION TECHNOLOGY................................       244,776,937
-----------------------------------------------------------------------------------------------
MATERIALS -- 3.0%
CHEMICALS -- 1.5%
     31,885      Air Products & Chemicals, Inc. .............................         1,672,368
    130,961      The Dow Chemical Co. .......................................         5,330,113
    140,237      E.I. du Pont de Nemours & Co. ..............................         6,229,328
     10,854      Eastman Chemical Co. .......................................           501,780
     36,256      Ecolab, Inc. ...............................................         1,149,315
     17,867      Engelhard Corp. ............................................           577,283
      7,188      Great Lakes Chemical Corp. .................................           194,507
     15,045      Hercules, Inc.+.............................................           183,399
     13,195      International Flavors & Fragrances, Inc. ...................           493,493
     37,331      Monsanto Co. ...............................................         1,437,244
     24,185      PPG Industries, Inc. .......................................         1,511,321
     45,842      Praxair, Inc. ..............................................         1,829,554
     31,176      Rohm and Haas Co. ..........................................         1,296,298
      9,869      Sigma-Aldrich Corp. ........................................           588,291
-----------------------------------------------------------------------------------------------
                                                                                     22,994,294
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             EQUITY INDEX PORTFOLIO

  SHARES                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.1%
        353      Eagle Materials Inc. .......................................    $       25,070
     14,138      Vulcan Materials Co. .......................................           672,262
-----------------------------------------------------------------------------------------------
                                                                                        697,332
-----------------------------------------------------------------------------------------------
CONTAINERS AND PACKAGING -- 0.2%
      7,873      Ball Corp. .................................................           567,250
     15,065      Bemis, Inc. ................................................           425,586
     22,080      Pactiv Corp.+...............................................           550,675
     12,089      Sealed Air Corp.+...........................................           643,981
      7,751      Temple-Inland, Inc. ........................................           536,757
-----------------------------------------------------------------------------------------------
                                                                                      2,724,249
-----------------------------------------------------------------------------------------------
METALS AND MINING -- 0.7%
    122,119      Alcoa Inc. .................................................         4,033,591
     11,467      Allegheny Technologies, Inc. ...............................           206,979
     24,225      Freeport-McMoRan Copper & Gold, Inc., Class B Shares........           803,059
     60,597      Newmont Mining Corp. .......................................         2,348,740
     10,953      Nucor Corp. ................................................           840,752
     13,075      Phelps Dodge Corp.+.........................................         1,013,443
     15,926      United States Steel Corp. ..................................           559,321
     12,140      Worthington Industries, Inc. ...............................           249,234
-----------------------------------------------------------------------------------------------
                                                                                     10,055,119
-----------------------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 0.5%
     12,052      Boise Cascade Corp. ........................................           453,637
     35,502      Georgia-Pacific Corp. ......................................         1,312,864
     67,348      International Paper Co. ....................................         3,010,456
     14,843      Louisiana-Pacific Corp.+....................................           351,037
     28,254      MeadWestvaco Corp. .........................................           830,385
     32,970      Weyerhaeuser Co. ...........................................         2,081,066
-----------------------------------------------------------------------------------------------
                                                                                      8,039,445
-----------------------------------------------------------------------------------------------
                 TOTAL MATERIALS.............................................        44,510,439
-----------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 3.4%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.8%
     43,934      ALLTEL Corp. ...............................................         2,223,939
    111,511      AT&T Corp. .................................................         1,631,406
    257,523      BellSouth Corp. ............................................         6,752,253
     20,134      CenturyTel, Inc. ...........................................           604,825
     40,177      Citizens Communications Co.+................................           486,142
    248,792      Qwest Communications International Inc.+....................           893,163
    464,616      SBC Communications Inc. ....................................        11,266,938
    199,774      Sprint Corp., Series 1 FON Shares...........................         3,516,022
    388,287      Verizon Communications Inc. ................................        14,052,107
-----------------------------------------------------------------------------------------------
                                                                                     41,426,795
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             EQUITY INDEX PORTFOLIO

  SHARES                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
    382,633      AT&T Wireless Services, Inc.+...............................    $    5,479,305
    154,314      Nextel Communications, Inc., Class A Shares+................         4,114,011
-----------------------------------------------------------------------------------------------
                                                                                      9,593,316
-----------------------------------------------------------------------------------------------
                 TOTAL TELECOMMUNICATION SERVICES............................        51,020,111
-----------------------------------------------------------------------------------------------
UTILITIES -- 2.8%
ELECTRIC UTILITIES -- 2.2%
     87,613      The AES Corp.+..............................................           869,997
     17,799      Allegheny Energy, Inc.+.....................................           274,283
     25,421      Ameren Corp. ...............................................         1,092,086
     55,484      American Electric Power Co., Inc. ..........................         1,775,488
     59,545      Calpine Corp.+..............................................           257,234
     43,600      CenterPoint Energy, Inc. ...................................           501,400
     25,047      Cinergy Corp. ..............................................           951,786
     23,205      CMS Energy Corp. ...........................................           211,862
     33,730      Consolidated Edison, Inc. ..................................         1,341,105
     23,401      Constellation Energy Group, Inc. ...........................           886,898
     45,679      Dominion Resources, Inc. ...................................         2,881,431
     23,771      DTE Energy Co. .............................................           963,676
     45,867      Edison International+.......................................         1,172,819
     32,115      Entergy Corp. ..............................................         1,798,761
     92,533      Exelon Corp. ...............................................         3,080,424
     46,224      FirstEnergy Corp. ..........................................         1,729,240
     25,997      FPL Group, Inc. ............................................         1,662,508
     58,735      PG&E Corp.+.................................................         1,641,056
     12,999      Pinnacle West Capital Corp. ................................           525,030
     24,866      PPL Corp. ..................................................         1,141,349
     34,353      Progress Energy, Inc. ......................................         1,513,250
     33,202      Public Service Enterprise Group Inc. .......................         1,329,076
    103,114      The Southern Co. ...........................................         3,005,773
     26,454      TECO Energy, Inc. ..........................................           317,183
     45,496      TXU Corp. ..................................................         1,843,043
     55,726      Xcel Energy, Inc. ..........................................           931,181
-----------------------------------------------------------------------------------------------
                                                                                     33,697,939
-----------------------------------------------------------------------------------------------
GAS UTILITIES -- 0.3%
     89,054      El Paso Corp. ..............................................           701,746
     22,500      KeySpan Corp. ..............................................           825,750
     17,346      Kinder Morgan, Inc. ........................................         1,028,444
      6,131      Nicor, Inc. ................................................           208,270
      5,062      Peoples Energy Corp. .......................................           213,363
     32,086      Sempra Energy...............................................         1,104,721
-----------------------------------------------------------------------------------------------
                                                                                      4,082,294
-----------------------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.3%
    127,211      Duke Energy Corp. ..........................................         2,581,111
     51,322      Dynegy Inc., Class A Shares.................................           218,632

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             EQUITY INDEX PORTFOLIO

  SHARES                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.3% (CONTINUED)
     36,789      NiSource Inc. ..............................................    $      758,589
     72,772      The Williams Cos., Inc. ....................................           865,987
-----------------------------------------------------------------------------------------------
                                                                                      4,424,319
-----------------------------------------------------------------------------------------------
                 TOTAL UTILITIES.............................................        42,204,552
-----------------------------------------------------------------------------------------------
                 TOTAL COMMON STOCK (Cost -- $1,510,749,848).................     1,494,599,093
-----------------------------------------------------------------------------------------------

   FACE
  AMOUNT                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.1%
-----------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.1%
$ 1,045,000      United States Treasury Bills, due 9/16/04 (b)
                 (Cost -- $1,042,111)........................................         1,042,228
-----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.0%
 16,116,000      UBS Securities LLC dated 6/30/04, 1.280% due 7/1/04;
                      Proceeds at maturity -- $16,116,573; (Fully
                      collateralized by U.S. Treasury Bonds, 5.500% to
                      13.250% due 8/15/13 to 8/15/28; Market
                      value -- $16,438,375) (Cost -- $16,116,000)............        16,116,000
-----------------------------------------------------------------------------------------------
                 TOTAL SHORT-TERM INVESTMENTS (Cost -- $17,158,111)..........        17,158,228
-----------------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 100.0% (Cost -- $1,527,907,959*).......    $1,511,757,321
-----------------------------------------------------------------------------------------------

 +  Non-income producing security.
(a) All or a portion of this security is segregated for open futures contracts.
(b) All or a portion of this security is held as collateral for open futures contracts.
 *  Aggregate cost for Federal income tax purposes is substantially the same.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                 SALOMON BROTHERS VARIABLE GROWTH & INCOME FUND

 SHARES                                 SECURITY                                 VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK -- 98.0%
-----------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 9.9%
HOTELS, RESTAURANTS AND LEISURE -- 0.7%
   3,070      McDonald's Corp. ...........................................    $    79,820
-----------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.0%
   4,720      Newell Rubbermaid Inc.......................................        110,920
-----------------------------------------------------------------------------------------
INTERNET AND CATALOG RETAIL -- 1.2%
4,090...      InterActiveCorp+............................................        123,273
-----------------------------------------------------------------------------------------
LEISURE EQUIPMENT AND PRODUCTS -- 0.7%
   4,210      Mattel, Inc.................................................         76,832
-----------------------------------------------------------------------------------------
MEDIA -- 4.1%
   3,470      Comcast Corp., Class A Shares+..............................         97,264
   1,290      Comcast Corp., Special Class A Shares+......................         35,617
   8,757      Liberty Media Corp., Series A Shares+.......................         78,725
     437      Liberty Media International, Inc. Series A Shares+..........         16,213
   2,540      The News Corp. Ltd., Sponsored Preferred ADR................         83,515
   3,440      Viacom Inc., Class B Shares.................................        122,877
-----------------------------------------------------------------------------------------
                                                                                  434,211
-----------------------------------------------------------------------------------------
MULTI-LINE RETAIL -- 0.7%
   1,890      Costco Wholesale Corp.......................................         77,622
-----------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.5%
   3,070      Best Buy Co., Inc...........................................        155,772
-----------------------------------------------------------------------------------------
              TOTAL CONSUMER DISCRETIONARY................................      1,058,450
-----------------------------------------------------------------------------------------
CONSUMER STAPLES -- 9.1%
BEVERAGES -- 2.3%
   4,450      PepsiCo, Inc. ..............................................        239,766
-----------------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.1%
   2,840      Kellogg Co. ................................................        118,854
-----------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 4.1%
   3,160      Kimberly-Clark Corp. .......................................        208,181
   4,240      The Procter & Gamble Co. ...................................        230,826
-----------------------------------------------------------------------------------------
                                                                                  439,007
-----------------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 1.1%
   2,420      The Estee Lauder Cos. Inc., Class A Shares..................        118,048
-----------------------------------------------------------------------------------------
TOBACCO -- 0.5%
   1,150      Altria Group, Inc...........................................         57,558
-----------------------------------------------------------------------------------------
              TOTAL CONSUMER STAPLES......................................        973,233
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                 SALOMON BROTHERS VARIABLE GROWTH & INCOME FUND

 SHARES                                 SECURITY                                 VALUE
-----------------------------------------------------------------------------------------
ENERGY -- 7.3%
ENERGY EQUIPMENT AND SERVICES -- 1.8%
   3,860      ENSCO International Inc.....................................    $   112,326
   2,930      GlobalSantaFe Corp..........................................         77,645
-----------------------------------------------------------------------------------------
                                                                                  189,971
-----------------------------------------------------------------------------------------
OIL AND GAS -- 5.5%
   1,050      ChevronTexaco Corp. ........................................         98,815
   7,050      Exxon Mobil Corp. ..........................................        313,089
   1,790      Total SA, Sponsored ADR.....................................        171,983
-----------------------------------------------------------------------------------------
                                                                                  583,887
-----------------------------------------------------------------------------------------
              TOTAL ENERGY................................................        773,858
-----------------------------------------------------------------------------------------
FINANCIALS -- 19.0%
BANKS -- 9.8%
   3,393      Bank of America Corp. ......................................        287,116
   2,620      The Bank of New York Co., Inc. .............................         77,238
   2,860      Bank One Corp. .............................................        145,860
   1,400      Comerica Inc. ..............................................         76,832
   1,670      Fifth Third Bancorp.........................................         89,813
   2,800      U.S. Bancorp................................................         77,168
   1,780      Wachovia Corp. .............................................         79,210
   3,700      Wells Fargo & Co. ..........................................        211,751
-----------------------------------------------------------------------------------------
                                                                                1,044,988
-----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 5.5%
   2,690      American Express Co. .......................................        138,212
     940      Freddie Mac.................................................         59,502
   1,540      The Goldman Sachs Group, Inc. ..............................        145,006
   1,750      J.P. Morgan Chase & Co. ....................................         67,847
   3,050      MBNA Corp. .................................................         78,659
   1,800      Merrill Lynch & Co., Inc. ..................................         97,164
-----------------------------------------------------------------------------------------
                                                                                  586,390
-----------------------------------------------------------------------------------------
INSURANCE -- 3.7%
   3,270      American International Group, Inc. .........................        233,086
       1      Berkshire Hathaway Inc., Class A Shares+....................         88,950
   1,160      The Chubb Corp. ............................................         79,089
-----------------------------------------------------------------------------------------
                                                                                  401,125
-----------------------------------------------------------------------------------------
              TOTAL FINANCIALS............................................      2,032,503
-----------------------------------------------------------------------------------------
HEALTHCARE -- 13.9%
BIOTECHNOLOGY -- 1.9%
   2,308      Amgen Inc.+.................................................        125,948
   1,030      OSI Pharmaceuticals, Inc.+..................................         72,553
-----------------------------------------------------------------------------------------
                                                                                  198,501
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                 SALOMON BROTHERS VARIABLE GROWTH & INCOME FUND

 SHARES                                 SECURITY                                 VALUE
-----------------------------------------------------------------------------------------
HEALTHCARE EQUIPMENT AND SUPPLIES -- 2.2%
   1,830      Fisher Scientific International Inc.+.......................    $   105,682
   2,240      Guidant Corp. ..............................................        125,171
-----------------------------------------------------------------------------------------
                                                                                  230,853
-----------------------------------------------------------------------------------------
HEALTHCARE PROVIDERS AND SERVICES -- 1.0%
   1,230      Anthem, Inc.+...............................................        110,159
-----------------------------------------------------------------------------------------
PHARMACEUTICALS -- 8.8%
   3,410      GlaxoSmithKline PLC, ADR....................................        141,379
   9,190      Pfizer Inc..................................................        315,033
   7,130      Schering-Plough Corp. ......................................        131,762
   1,600      Sepracor Inc.+..............................................         84,640
   2,690      Teva Pharmaceutical Industries Ltd., Sponsored ADR..........        181,010
   2,570      Wyeth.......................................................         92,931
-----------------------------------------------------------------------------------------
                                                                                  946,755
-----------------------------------------------------------------------------------------
              TOTAL HEALTHCARE............................................      1,486,268
-----------------------------------------------------------------------------------------
INDUSTRIALS -- 14.9%
AEROSPACE AND DEFENSE -- 4.3%
   1,790      Lockheed Martin Corp. ......................................         93,223
   3,260      Raytheon Co. ...............................................        116,610
   4,890      The Boeing Co. .............................................        249,830
-----------------------------------------------------------------------------------------
                                                                                  459,663
-----------------------------------------------------------------------------------------
BUILDING PRODUCTS -- 1.1%
   2,910      American Standard Cos. Inc.+................................        117,302
-----------------------------------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES -- 2.5%
   1,580      Avery Dennison Corp. .......................................        101,136
   3,200      Paychex, Inc. ..............................................        108,416
   1,750      Waste Management, Inc. .....................................         53,638
-----------------------------------------------------------------------------------------
                                                                                  263,190
-----------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 6.3%
  11,990      General Electric Co. .......................................        388,476
   3,470      Honeywell International Inc. ...............................        127,106
   4,670      Tyco International Ltd. ....................................        154,764
-----------------------------------------------------------------------------------------
                                                                                  670,346
-----------------------------------------------------------------------------------------
MACHINERY -- 0.7%
   2,020      Navistar International Corp.+...............................         78,295
-----------------------------------------------------------------------------------------
              TOTAL INDUSTRIALS...........................................      1,588,796
-----------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 15.8%
COMMUNICATIONS EQUIPMENT -- 4.5%
  48,190      ADC Telecommunications, Inc.+...............................        136,860
   6,870      Cisco Systems, Inc.+........................................        162,819
  36,980      Nortel Networks Corp.+......................................        184,530
-----------------------------------------------------------------------------------------
                                                                                  484,209
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                 SALOMON BROTHERS VARIABLE GROWTH & INCOME FUND

 SHARES                                 SECURITY                                 VALUE
-----------------------------------------------------------------------------------------
COMPUTERS AND PERIPHERALS -- 4.3%
   4,380      Dell Inc.+..................................................    $   156,892
   5,860      Hewlett-Packard Co. ........................................        123,646
   2,020      International Business Machines Corp. ......................        178,063
-----------------------------------------------------------------------------------------
                                                                                  458,601
-----------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 1.8%
   6,360      Intel Corp. ................................................        175,536
     540      Microchip Technology Inc. ..................................         17,032
-----------------------------------------------------------------------------------------
                                                                                  192,568
-----------------------------------------------------------------------------------------
SOFTWARE -- 5.2%
   4,890      BMC Software, Inc.+.........................................         90,465
  14,120      Microsoft Corp. ............................................        403,267
   4,780      Oracle Corp.+...............................................         57,025
-----------------------------------------------------------------------------------------
                                                                                  550,757
-----------------------------------------------------------------------------------------
              TOTAL INFORMATION TECHNOLOGY................................      1,686,135
-----------------------------------------------------------------------------------------
MATERIALS -- 4.0%
CONTAINERS AND PACKAGING -- 0.5%
   2,980      Smurfit-Stone Container Corp.+..............................         59,451
-----------------------------------------------------------------------------------------
METALS AND MINING -- 2.1%
   4,620      Alcoa Inc. .................................................        152,599
   3,620      Barrick Gold Corp. .........................................         71,495
-----------------------------------------------------------------------------------------
                                                                                  224,094
-----------------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 1.4%
   3,290      International Paper Co. ....................................        147,063
-----------------------------------------------------------------------------------------
              TOTAL MATERIALS.............................................        430,608
-----------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.4%
WIRELESS TELECOMMUNICATION SERVICES -- 1.4%
  10,500      AT&T Wireless Services Inc.+................................        150,360
-----------------------------------------------------------------------------------------
UTILITIES -- 2.7%
ELECTRIC UTILITIES -- 0.8%
   2,390      FirstEnergy Corp. ..........................................         89,410
-----------------------------------------------------------------------------------------
GAS UTILITIES -- 1.0%
  13,370      El Paso Corp. ..............................................        105,356
-----------------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.9%
   4,590      NiSource Inc. ..............................................         94,646
-----------------------------------------------------------------------------------------
              TOTAL UTILITIES.............................................        289,412
-----------------------------------------------------------------------------------------
              TOTAL COMMON STOCK (Cost -- $8,800,213).....................     10,469,623
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                 SALOMON BROTHERS VARIABLE GROWTH & INCOME FUND

  FACE
 AMOUNT                                 SECURITY                                 VALUE
-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.0%
$219,000      UBS Securities LLC dated 6/30/04, 1.280% due 7/1/04;
                Proceeds at maturity -- $219,008; (Fully collateralized by
                U.S. Treasury Bonds, 5.500% to 13.250% due 8/15/13 to
                8/15/28; Market value -- $223,381) (Cost -- $219,000).....    $   219,000
-----------------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 100.0% (Cost -- $9,019,213*)...........    $10,688,623
-----------------------------------------------------------------------------------------

+ Non-income producing security.
* Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:

  ADR -- American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                SALOMON BROTHERS VARIABLE AGGRESSIVE GROWTH FUND

  SHARES                                  SECURITY                                 VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK -- 90.1%
-------------------------------------------------------------------------------------------
COMMINGLED FUND -- 1.7%
    13,100      Nasdaq-100 Index Tracking Stock+............................    $   494,918
-------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 13.6%
MEDIA -- 13.4%
    25,420      Cablevision Systems Corp., NY Group Class A Shares+.........        499,503
     4,117      Comcast Corp., Class A Shares+..............................        115,400
    38,025      Comcast Corp., Special Class A Shares+......................      1,049,870
    54,600      Liberty Media Corp., Series A Shares+.......................        490,854
     2,730      Liberty Media International, Inc., Series A Shares+.........        101,283
    50,600      Time Warner Inc.+...........................................        889,548
     5,153      Viacom Inc., Class B Shares.................................        184,065
    15,000      The Walt Disney Co. ........................................        382,350
     5,600      World Wrestling Entertainment, Inc., Class A Shares.........         71,400
-------------------------------------------------------------------------------------------
                                                                                  3,784,273
-------------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.2%
     7,700      Charming Shoppes, Inc.+.....................................         68,761
-------------------------------------------------------------------------------------------
                TOTAL CONSUMER DISCRETIONARY................................      3,853,034
-------------------------------------------------------------------------------------------
ENERGY -- 10.1%
ENERGY EQUIPMENT AND SERVICES -- 5.2%
     7,600      Core Laboratories N.V.+.....................................        174,800
    16,850      Grant Prideco, Inc.+........................................        311,051
    21,550      Weatherford International Ltd.+.............................        969,319
-------------------------------------------------------------------------------------------
                                                                                  1,455,170
-------------------------------------------------------------------------------------------
OIL AND GAS -- 4.9%
    23,800      Anadarko Petroleum Corp. ...................................      1,394,680
-------------------------------------------------------------------------------------------
                TOTAL ENERGY................................................      2,849,850
-------------------------------------------------------------------------------------------
FINANCIALS -- 9.2%
BANKS -- 1.3%
    17,849      New York Community Bancorp, Inc. ...........................        350,376
-------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 7.9%
     2,500      CIT Group Inc. .............................................         95,725
       200      Greenhill & Co., Inc.+......................................          4,182
    18,050      Lehman Brothers Holdings Inc. ..............................      1,358,262
    14,550      Merrill Lynch & Co., Inc. ..................................        785,409
        50      National Financial Partners Corp. ..........................          1,764
-------------------------------------------------------------------------------------------
                                                                                  2,245,342
-------------------------------------------------------------------------------------------
REAL ESTATE -- 0.0%
         3      Corrections Corp. of America+...............................            118
-------------------------------------------------------------------------------------------
                TOTAL FINANCIALS............................................      2,595,836
-------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                SALOMON BROTHERS VARIABLE AGGRESSIVE GROWTH FUND

  SHARES                                  SECURITY                                 VALUE
-------------------------------------------------------------------------------------------
HEALTHCARE -- 35.0%
BIOTECHNOLOGY -- 21.9%
     6,420      Alkermes, Inc.+.............................................    $    87,312
    20,300      Amgen Inc.+.................................................      1,107,771
    22,850      Biogen Idec Inc.+...........................................      1,445,262
     2,600      CancerVax Corp.+............................................         19,786
    23,975      Chiron Corp.+...............................................      1,070,244
     4,300      Genentech, Inc.+............................................        241,660
    20,048      Genzyme Corp.+..............................................        948,872
    10,428      ImClone Systems Inc.+.......................................        894,618
     8,200      Isis Pharmaceuticals, Inc.+.................................         47,068
    18,346      Millennium Pharmaceuticals, Inc.+...........................        253,175
     4,860      Nanogen, Inc.+..............................................         32,659
     6,410      Vertex Pharmaceuticals Inc.+................................         69,485
-------------------------------------------------------------------------------------------
                                                                                  6,217,912
-------------------------------------------------------------------------------------------
HEALTHCARE EQUIPMENT AND SUPPLIES -- 0.4%
     2,400      Biosite Inc.+...............................................        107,808
-------------------------------------------------------------------------------------------
HEALTHCARE PROVIDERS AND SERVICES -- 4.5%
    20,660      UnitedHealth Group Inc. ....................................      1,286,085
-------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 8.2%
    21,580      Forest Laboratories, Inc.+..................................      1,222,075
     7,600      Johnson & Johnson...........................................        423,320
    15,400      King Pharmaceuticals, Inc.+.................................        176,330
     2,500      Pfizer Inc. ................................................         85,700
     3,221      Teva Pharmaceutical Industries Ltd., Sponsored ADR..........        216,741
    10,000      Valeant Pharmaceuticals International.......................        200,000
-------------------------------------------------------------------------------------------
                                                                                  2,324,166
-------------------------------------------------------------------------------------------
                TOTAL HEALTHCARE............................................      9,935,971
-------------------------------------------------------------------------------------------
INDUSTRIALS -- 6.9%
AEROSPACE AND DEFENSE -- 2.5%
    10,850      L-3 Communications Holdings, Inc. ..........................        724,780
-------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 3.5%
    29,934      Tyco International Ltd......................................        992,013
-------------------------------------------------------------------------------------------
MACHINERY -- 0.9%
     9,500      Pall Corp. .................................................        248,805
-------------------------------------------------------------------------------------------
                TOTAL INDUSTRIALS...........................................      1,965,598
-------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 11.6%
COMMUNICATIONS EQUIPMENT -- 2.9%
    14,700      C-COR.net Corp.+............................................        151,263
     4,200      DSP Group, Inc.+............................................        114,408
    24,300      Motorola, Inc. .............................................        443,475
     8,900      Nokia Oyj, Sponsored ADR....................................        129,406
-------------------------------------------------------------------------------------------
                                                                                    838,552
-------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                SALOMON BROTHERS VARIABLE AGGRESSIVE GROWTH FUND

  SHARES                                  SECURITY                                 VALUE
-------------------------------------------------------------------------------------------
COMPUTERS AND PERIPHERALS -- 2.1%
     3,500      Drexler Technology Corp.+...................................    $    46,655
    38,162      Maxtor Corp.+...............................................        253,014
    31,500      Quantum Corp.+..............................................         97,650
     8,800      SanDisk Corp.+..............................................        190,872
-------------------------------------------------------------------------------------------
                                                                                    588,191
-------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 0.7%
     5,750      Excel Technology, Inc.+.....................................        191,188
-------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 5.0%
     6,500      Cirrus Logic, Inc.+.........................................         39,065
     2,400      Cree, Inc.+.................................................         55,872
    10,425      Intel Corp. ................................................        287,730
    44,355      Micron Technology, Inc.+....................................        679,075
    12,200      RF Micro Devices, Inc.+.....................................         91,500
     5,400      Standard Microsystems Corp.+................................        125,928
     6,300      Teradyne, Inc.+.............................................        143,010
-------------------------------------------------------------------------------------------
                                                                                  1,422,180
-------------------------------------------------------------------------------------------
SOFTWARE -- 0.9%
     3,300      Advent Software, Inc.+......................................         59,631
     1,900      Autodesk, Inc...............................................         81,339
     3,800      Microsoft Corp..............................................        108,528
-------------------------------------------------------------------------------------------
                                                                                    249,498
-------------------------------------------------------------------------------------------
                TOTAL INFORMATION TECHNOLOGY................................      3,289,609
-------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 2.0%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.0%
     1,000      AT&T Corp...................................................         14,630
-------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.0%
    39,230      AT&T Wireless Services, Inc.+...............................        561,774
-------------------------------------------------------------------------------------------
                TOTAL TELECOMMUNICATION SERVICES............................        576,404
-------------------------------------------------------------------------------------------
                TOTAL COMMON STOCK (Cost -- $25,981,569)....................     25,561,220
-------------------------------------------------------------------------------------------
   FACE
  AMOUNT                                  SECURITY                                 VALUE
-------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 9.9%
$2,798,000      UBS Securities LLC dated 6/30/04, 1.280% due 7/1/04;
                  Proceeds at maturity --
                  $2,798,099; (Fully collateralized by U.S. Treasury Bonds,
                  5.500% to 13.250% due 8/15/13 to 8/15/28; Market
                  value -- $2,853,970) (Cost -- $2,798,000).................      2,798,000
-------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS -- 100.0% (Cost -- $28,779,569*)..........    $28,359,220
-------------------------------------------------------------------------------------------

+    Non-income producing security.
*    Aggregate cost for Federal income tax purposes is
     substantially the same.

  Abbreviation used in this schedule:

  ADR -- American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004
              SALOMON BROTHERS VARIABLE INTERNATIONAL EQUITY FUND

       SHARES                                     SECURITY                              VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK -- 99.9%
------------------------------------------------------------------------------------------------
AUSTRALIA -- 1.8%
         1,000          Macquarie Bank Ltd. ........................................  $   23,550
         3,600          News Corp. Ltd..............................................      31,730
------------------------------------------------------------------------------------------------
                                                                                          55,280
------------------------------------------------------------------------------------------------
DENMARK -- 1.6%
           930          Novo Nordisk A/S, Class B Shares............................      47,934
------------------------------------------------------------------------------------------------
FINLAND -- 2.4%
         5,000          Nokia Oyj...................................................      72,787
------------------------------------------------------------------------------------------------
FRANCE -- 7.3%
         4,700          Axa.........................................................     103,624
           625          Essilor International S.A. .................................      40,844
           800          Total SA, Sponsored ADR.....................................      76,864
------------------------------------------------------------------------------------------------
                                                                                         221,332
------------------------------------------------------------------------------------------------
GERMANY -- 4.4%
           450          BASF AG, Sponsored ADR......................................      24,233
         1,500          SAP AG, Sponsored ADR.......................................      62,715
           700          Stada Arzneimittel AG.......................................      29,230
         1,500          T-Online International AG+..................................      17,120
------------------------------------------------------------------------------------------------
                                                                                         133,298
------------------------------------------------------------------------------------------------
HONG KONG -- 1.8%
         2,000          Hutchinson Whampoa Ltd. ....................................      13,654
        15,000          Johnson Electric Holdings Ltd. .............................      15,193
         4,000          Swire Pacific Limited, Class A Shares.......................      25,898
------------------------------------------------------------------------------------------------
                                                                                          54,745
------------------------------------------------------------------------------------------------
IRELAND -- 7.6%
         3,900          Bank of Ireland.............................................      52,161
         2,512          CRH PLC.....................................................      53,119
        10,000          Irish Continental Group PLC.................................     123,637
------------------------------------------------------------------------------------------------
                                                                                         228,917
------------------------------------------------------------------------------------------------
ITALY -- 1.2%
         4,000          Saipem S.p.A................................................      36,446
------------------------------------------------------------------------------------------------
JAPAN -- 23.8%
         2,000          Canon Inc. .................................................     105,172
         5,000          Dowa Mining Co., Ltd. ......................................      29,585
         2,000          Honda Motor Co., Ltd., Sponsored ADR........................      48,640
           400          Hoya Corp. .................................................      41,776
         2,000          Ito-Yokado Co., Ltd. .......................................      85,418
             6          Mitsubishi Tokyo Financial Group, Inc. .....................      55,421
           200          Nidec Corp. ................................................      20,449
           300          Nitto Denko Corp. ..........................................      15,309
         2,000          Nomura Holdings, Inc. ......................................      29,540

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004
              SALOMON BROTHERS VARIABLE INTERNATIONAL EQUITY FUND

       SHARES                                     SECURITY                              VALUE
------------------------------------------------------------------------------------------------
JAPAN -- 23.8% (CONTINUED)
           700          NTT DoCoMo, Inc., Sponsored ADR                               $   12,677
           300          Rohm Co. Ltd. ..............................................      35,832
         4,000          Sharp Corp. ................................................      63,761
           600          Shin-Etsu Chemical Co., Ltd. ...............................      21,400
         4,000          Terumo Corp. ...............................................     100,050
         5,000          Toppan Printing Co., Ltd. ..................................      56,473
------------------------------------------------------------------------------------------------
                                                                                         721,503
------------------------------------------------------------------------------------------------
MEXICO -- 3.4%
        35,000          Wal-Mart de Mexico S.A. de CV...............................     103,776
------------------------------------------------------------------------------------------------
NETHERLANDS -- 1.7%
           975          Royal Dutch Petroleum Co. ..................................      50,095
------------------------------------------------------------------------------------------------
NORWAY -- 0.6%
         5,700          Stolt Offshore S.A.+........................................      17,188
------------------------------------------------------------------------------------------------
SINGAPORE -- 3.7%
         6,000          DBS Group Holdings Ltd. ....................................      50,195
        19,550          Singapore Press Holdings Ltd. ..............................      47,248
         1,400          Venture Manufacturing Ltd. .................................      14,640
------------------------------------------------------------------------------------------------
                                                                                         112,083
------------------------------------------------------------------------------------------------
SPAIN -- 3.8%
         7,700          Indra Sistemas S.A..........................................      98,296
         1,100          Telefonica S.A..............................................      16,280
------------------------------------------------------------------------------------------------
                                                                                         114,576
------------------------------------------------------------------------------------------------
SWITZERLAND -- 13.8%
         3,500          Mettler-Toledo International Inc.+..........................     171,990
           300          Nestle SA...................................................      80,038
           900          Roche Holding AG............................................      89,144
         1,100          UBS AG......................................................      77,542
------------------------------------------------------------------------------------------------
                                                                                         418,714
------------------------------------------------------------------------------------------------
UNITED KINGDOM -- 21.0%
           800          AstraZeneca PLC.............................................      35,881
         2,000          BOC Group PLC...............................................      33,466
         7,800          BP PLC......................................................      68,865
        16,000          Capita Group PLC............................................      92,385
         7,000          Compass Group PLC...........................................      42,703
         3,000          Diageo PLC..................................................      40,437
           818          HSBC Holdings PLC, Sponsored ADR............................      61,276
         9,052          Kingfisher PLC..............................................      46,975
         1,100          Royal Bank of Scotland Group PLC............................      31,668
        22,000          Serco Group PLC.............................................      84,953

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004
              SALOMON BROTHERS VARIABLE INTERNATIONAL EQUITY FUND

       SHARES                                     SECURITY                              VALUE
------------------------------------------------------------------------------------------------
UNITED KINGDOM -- 21.0% (CONTINUED)
        12,373          Tesco PLC...................................................  $   59,723
         3,700          WPP Group PLC...............................................      37,563
------------------------------------------------------------------------------------------------
                                                                                         635,895
------------------------------------------------------------------------------------------------
                        TOTAL COMMON STOCK (Cost -- $2,276,280).....................   3,024,569
------------------------------------------------------------------------------------------------
     FACE
    AMOUNT                                    SECURITY                                VALUE
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.1%
      $  3,000          UBS Financial Services Inc. dated 6/30/04, 1.280% due
                        7/1/04; Proceeds at maturity -- $3,000;
                          (Fully collateralized by U.S. Treasury Bonds, 5.500% to
                        13.250% due 8/15/13 to 8/15/28;
                          Market value -- $3,060) (Cost -- $3,000)..................       3,000
------------------------------------------------------------------------------------------------
                        TOTAL INVESTMENTS -- 100.0% (Cost -- $2,279,280*)...........  $3,027,569
------------------------------------------------------------------------------------------------

+ Non-income producing security.
* Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:

  ADR -- American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA          --   Bonds rated "AAA" have the highest rating assigned by
                  Standard & Poor's. Capacity to pay interest and repay
                  principal is extremely strong.
AA           --   Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A            --   Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and
                  economic conditions than bonds in higher rated categories.
BBB          --   Bonds rated "BBB" are regarded as having an adequate
                  capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse
                  economic conditions or changing circumstances are more
                  likely to lead to a weakened capacity to pay interest and
                  repay principal for bonds in this category than for bonds in higher rated categories.
BB, B, CCC,  --   Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on
CC and C          balance, as predominantly speculative with respect to the
                  issuer's capacity to pay interest and repay principal in
                  accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some
                  quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse
                  conditions.
D            --   Bonds rated "D" are in default, and payment of interest
                  and/or repayment of principal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa          --   Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are
                  generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin
                  and principal is secure. While the various protective
                  elements are likely to change, such changes as can be
                  visualized are most unlikely to impair the fundamentally
                  strong position of such issues.
Aa           --   Bonds rated "Aa" are judged to be of high quality by all
                  standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated
                  lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of
                  protective elements may be of greater amplitude or there may be other elements present which make the long-term risks
                  appear somewhat larger than in "Aaa" securities.
A            --   Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations.
                  Factors giving security to principal and interest are
                  considered adequate but elements may be present which
                  suggest a susceptibility to impairment some time in the
                  future.
Baa          --   Bonds rated "Baa" are considered to be medium grade
                  obligations; that is, they are neither highly protected nor poorly secured. Interest payment and principal security
                  appear adequate for the present but certain protective
                  elements may be lacking or may be characteristically
                  unreliable over any great length of time. Such bonds lack
                  outstanding investment characteristics and in fact have
                  speculative characteristics as well.
Ba           --   Bonds rated "Ba" are judged to have speculative elements;
                  their future cannot be considered as well assured. Often the protection of interest and principal payments may be very
                  moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position
                  characterizes bonds in this class.
B            --   Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or maintenance of other terms of the contract over any long
                  period of time may be small.
Caa          --   Bonds rated "Caa" are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.
Ca           --   Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C            --   Bonds rated "C" are the lowest rated class of bonds, and
                  issues so rated can be regarded as having extremely poor
                  prospects of ever attaining any real investment standing.
NR           --   Indicates that the bond is not rated by Standard & Poor's or
                  Moody's.

                     (This page intentionally left blank.)

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

                                                                                DIVERSIFIED
                                                                   MONEY         STRATEGIC
                                                                   MARKET          INCOME
                                                                    FUND         PORTFOLIO
--------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost......................................            --      $ 89,041,966
  Short-term investments, at cost...........................      $737,886        30,102,000
  Foreign currency, at cost.................................            --                --
--------------------------------------------------------------------------------------------
  Investments, at value.....................................            --      $ 89,563,652
  Short-term investments, at value..........................      $737,886        30,102,000
  Foreign currency, at value................................            --                --
  Cash......................................................           173               503
  Receivable from manager...................................         5,624                --
  Dividends and interest receivable.........................             1         1,189,049
  Receivable for securities sold............................            --            21,862
  Receivable for Fund shares sold...........................            --               250
  Receivable from broker - variation margin.................            --                --
  Prepaid expenses..........................................            --            11,814
--------------------------------------------------------------------------------------------
  TOTAL ASSETS..............................................       743,684       120,889,130
--------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for Fund shares reacquired........................         1,020           276,813
  Dividends payable.........................................           264                --
  Payable for securities purchased..........................            --        24,990,409
  Payable for open forward foreign currency contracts (Note
     6).....................................................            --           103,320
  Investment advisory fees payable..........................            --            34,987
  Payable to broker - variation margin......................            --            23,785
  Administration fees payable...............................            --            15,550
  Distribution plan fees payable............................            --                --
  Accrued expenses..........................................        12,672            62,102
--------------------------------------------------------------------------------------------
  TOTAL LIABILITIES.........................................        13,956        25,506,966
--------------------------------------------------------------------------------------------
TOTAL NET ASSETS............................................      $729,728      $ 95,382,164
--------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest................      $    730      $     10,442
  Capital paid in excess of par value.......................       728,998       102,076,575
  Undistributed net investment income.......................            --         2,295,072
  Accumulated net investment loss...........................            --                --
  Accumulated net realized gain (loss) from investment
     transactions and futures contracts.....................            --        (9,375,062)
  Net unrealized appreciation (depreciation) of investments, futures contracts
     and foreign currencies.................................            --           375,137
--------------------------------------------------------------------------------------------
TOTAL NET ASSETS............................................      $729,728      $ 95,382,164
--------------------------------------------------------------------------------------------
SHARES OUTSTANDING:
  Class I Shares............................................       729,728        10,441,529
  Class II Shares...........................................            --                --
--------------------------------------------------------------------------------------------
NET ASSET VALUE:
  Class I Shares............................................         $1.00             $9.13
  Class II Shares...........................................            --                --
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 52

-----------------------------------------------------------
                                              JUNE 30, 2004

      ALL CAP         EQUITY         GROWTH      AGGRESSIVE    INTERNATIONAL
       VALUE          INDEX         & INCOME       GROWTH         EQUITY
       FUND         PORTFOLIO         FUND          FUND           FUND
----------------------------------------------------------------------------
    $ 4,517,858   $1,510,749,848   $ 8,800,213   $25,981,569    $2,276,280
          9,000       17,158,111       219,000     2,798,000         3,000
             --               --            --            --        10,463
----------------------------------------------------------------------------
    $ 5,050,333   $1,494,599,093   $10,469,623   $25,561,220    $3,024,569
          9,000       17,158,228       219,000     2,798,000         3,000
             --               --            --            --        10,393
            467              183            34           492           667
             --               --            --            --            --
          5,852        1,684,386        11,812         2,390         8,918
         11,599          746,704        45,328            --            --
             --               --            --        65,942            --
             --           59,800            --            --            --
             --               --            --         2,219           286
----------------------------------------------------------------------------
      5,077,251    1,514,248,394    10,745,797    28,430,263     3,047,833
----------------------------------------------------------------------------
          6,959        1,097,896        12,566         8,712         4,981
             --               --            --            --            --
          5,677        3,338,003        28,954            --            --
             --               --            --            --            --
          2,602          305,352         3,910        16,689         2,576
             --               --            --            --            --
            829           73,285         1,738         4,450           606
             --           18,488            --         1,163            --
          7,388          185,773         4,564         7,483        10,332
----------------------------------------------------------------------------
         23,455        5,018,797        51,732        38,497        18,495
----------------------------------------------------------------------------
    $ 5,053,796   $1,509,229,597   $10,694,065   $28,391,766    $3,029,338
----------------------------------------------------------------------------
    $     1,437   $       53,923   $     2,286   $     1,411    $      410
      5,726,183    1,556,146,139    10,155,383    29,680,410     2,101,437
             --        8,966,613        22,516            --            --
         (8,756)              --            --       (93,548)       (5,961)
     (1,197,530)     (39,870,861)   (1,155,530)     (776,158)      184,928
        532,462      (16,066,217)    1,669,410      (420,349)      748,524
----------------------------------------------------------------------------
    $ 5,053,796   $1,509,229,597   $10,694,065   $28,391,766    $3,029,338
----------------------------------------------------------------------------
      1,437,372       46,456,647     2,285,506       727,813       409,897
             --        7,466,793            --       683,145            --
----------------------------------------------------------------------------
          $3.52           $27.99         $4.68        $20.19         $7.39
             --           $27.98            --        $20.05            --
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS (UNAUDITED)

                                                                                   DIVERSIFIED
                                                                    MONEY           STRATEGIC
                                                                    MARKET           INCOME
                                                                     FUND           PORTFOLIO
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest..................................................       $  3,487        $ 2,832,886
  Dividends.................................................             --             14,827
  Less: Foreign withholding tax.............................             --                 --
----------------------------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME...................................          3,487          2,847,713
----------------------------------------------------------------------------------------------
EXPENSES:
  Audit and legal...........................................          9,611             11,210
  Custody...................................................          7,537             30,215
  Shareholder communications (Note 13)......................          2,275              7,721
  Investment advisory fees (Note 3).........................          1,054            214,496
  Trustees' fees............................................            994              1,818
  Administration fees (Note 3)..............................            702             95,332
  Transfer agency services (Note 13)........................             18              2,543
  Distribution plan fees (Note 13)..........................             --                 --
  License fee...............................................             --                 --
  Pricing fees..............................................             --                 --
  Other.....................................................            910              2,094
----------------------------------------------------------------------------------------------
  TOTAL EXPENSES............................................         23,101            365,429
  Less: Investment advisory and administration fee waivers
        and expense reimbursement (Note 3)..................        (19,967)                --
----------------------------------------------------------------------------------------------
  NET EXPENSES..............................................          3,134            365,429
----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)................................            353          2,482,284
----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS AND FOREIGN CURRENCIES (NOTES 4, 5 AND 6):
  Realized Gain (Loss) From:
     Investment transactions................................             --          1,186,822
     Futures contracts......................................             --           (323,904)
     Foreign currency transactions..........................             --            305,584
----------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS)..................................             --          1,168,502
----------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation) From:
     Investments............................................             --         (3,855,929)
     Futures contracts......................................             --             20,528
     Foreign currencies.....................................             --             21,435
----------------------------------------------------------------------------------------------
  CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)......             --         (3,813,966)
----------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND
  FOREIGN CURRENCIES........................................             --         (2,645,464)
----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...........       $    353        $  (163,180)
----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 54

---------------------------------------------------------
                   FOR THE SIX MONTHS ENDED JUNE 30, 2004

    ALL CAP          EQUITY           GROWTH        AGGRESSIVE       INTERNATIONAL
     VALUE            INDEX          & INCOME         GROWTH            EQUITY
      FUND          PORTFOLIO          FUND            FUND              FUND
----------------------------------------------------------------------------------
    $    452       $   155,609       $ 1,173        $   12,024         $    203
      29,953        11,372,967        78,919            37,601           44,346
        (447)           (1,024)       (1,023)             (509)          (3,820)
----------------------------------------------------------------------------------
      29,958        11,527,552        79,069            49,116           40,729
----------------------------------------------------------------------------------
       9,391            13,791         9,616             9,863           11,004
       6,310            37,073         7,494             8,071            8,615
       2,955            55,763         2,900             2,896            2,687
      11,792         1,759,541        23,230            84,438           13,901
         970             9,801           839               838              961
       5,241           422,290        10,324            22,517            3,271
          29             4,988            39                77               39
          --           195,155            --            11,693               --
          --            70,386            --                --               --
          --                --            --                --            5,000
         176             6,865         1,250               898              297
----------------------------------------------------------------------------------
      36,864         2,575,653        55,692           141,291           45,775
          --                --            --                --               --
----------------------------------------------------------------------------------
      36,864         2,575,653        55,692           141,291           45,775
----------------------------------------------------------------------------------
      (6,906)        8,951,899        23,377           (92,175)          (5,046)
----------------------------------------------------------------------------------
     199,652           372,616       271,594           328,338          206,548
          --          (692,907)           --                --               --
        (134)               --            --                --              378
----------------------------------------------------------------------------------
     199,518          (320,291)      271,594           328,338          206,926
----------------------------------------------------------------------------------
     (46,037)       39,062,039       (48,997)          340,001          (68,778)
          --          (356,684)           --                --               --
         (13)               --            (2)               --             (654)
----------------------------------------------------------------------------------
     (46,050)       38,705,355       (48,999)          340,001          (69,432)
----------------------------------------------------------------------------------
     153,468        38,385,064       222,595           668,339          137,494
----------------------------------------------------------------------------------
    $146,562       $47,336,963       $245,972       $  576,164         $132,448
----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 2003

                                                               MONEY MARKET PORTFOLIO
                                                              ------------------------
                                                                2004          2003
--------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)..............................  $     353    $     2,102
  Net realized gain (loss)..................................         --             --
  Change in net unrealized appreciation (depreciation)......         --             --
--------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.........        353          2,102
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 2 AND 14):
  Net investment income.....................................       (353)        (2,102)
--------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
     SHAREHOLDERS...........................................       (353)        (2,102)
--------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 15):
  Net proceeds from sale of shares..........................    191,116        222,429
  Net asset value of shares issued for reinvestment of
     dividends..............................................        321          2,102
  Cost of shares reacquired.................................   (194,247)    (1,105,190)
--------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
     TRANSACTIONS...........................................     (2,810)      (880,659)
--------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS...........................     (2,810)      (880,659)
NET ASSETS:
  Beginning of period.......................................    732,538      1,613,197
--------------------------------------------------------------------------------------
  END OF PERIOD*............................................  $ 729,728    $   732,538
--------------------------------------------------------------------------------------
* Note:
  Includes undistributed (overdistributed) net investment
     income of:.............................................         --             --
  Includes accumulated net investment loss of:..............         --             --
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 56

-----------------------------------------------------------

    DIVERSIFIED STRATEGIC INCOME
              PORTFOLIO               ALL CAP VALUE FUND          EQUITY INDEX PORTFOLIO
    -----------------------------   -----------------------   -------------------------------
        2004            2003           2004         2003           2004             2003
---------------------------------------------------------------------------------------------
     $ 2,482,284     $ 4,921,110    $   (6,906)  $   (8,731)  $    8,951,899   $   15,379,224
       1,168,502       1,190,010       199,518     (243,464)        (320,291)       5,222,524
      (3,813,966)      3,303,191       (46,050)   1,851,389       38,705,355      260,858,767
---------------------------------------------------------------------------------------------
        (163,180)      9,414,311       146,562    1,599,194       47,336,963      281,460,515
---------------------------------------------------------------------------------------------
         (34,448)     (5,436,874)           --           --         (561,407)     (15,187,140)
---------------------------------------------------------------------------------------------
         (34,448)     (5,436,874)           --           --         (561,407)     (15,187,140)
---------------------------------------------------------------------------------------------
       7,294,651      17,292,798        48,196       96,128      138,811,825      189,536,793
          34,448       5,436,874            --           --          561,407       15,187,140
      (6,321,578)    (10,144,262)     (492,105)  (1,078,334)     (27,016,934)     (37,560,590)
---------------------------------------------------------------------------------------------
       1,007,521      12,585,410      (443,909)    (982,206)     112,356,298      167,163,343
---------------------------------------------------------------------------------------------
         809,893      16,562,847      (297,347)     616,988      159,131,854      433,436,718
      94,572,271      78,009,424     5,351,143    4,734,155    1,350,097,743      916,661,025
---------------------------------------------------------------------------------------------
     $95,382,164     $94,572,271    $5,053,796   $5,351,143   $1,509,229,597   $1,350,097,743
---------------------------------------------------------------------------------------------
      $2,295,072       $(458,348)           --           --       $8,966,613         $576,121
              --              --       $(8,756)     $(1,716)              --               --
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 2003

                                                                 GROWTH & INCOME FUND
                                                              --------------------------
                                                                 2004           2003
----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)..............................  $    23,377    $    27,897
  Net realized gain (loss)..................................      271,594       (309,233)
  Change in net unrealized appreciation (depreciation)......      (48,999)     2,397,882
----------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS....................      245,972      2,116,546
----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 2 AND 14):
  Net investment income.....................................       (1,829)       (25,273)
  Net realized gains........................................           --             --
----------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
     SHAREHOLDERS...........................................       (1,829)       (25,273)
----------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 15):
  Net proceeds from sale of shares..........................    1,458,280      2,367,296
  Net asset value of shares issued for reinvestment of
     dividends..............................................        1,829         25,273
  Cost of shares reacquired.................................     (880,058)    (1,390,807)
----------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
     TRANSACTIONS...........................................      580,051      1,001,762
----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS...........................      824,194      3,093,035
NET ASSETS:
  Beginning of period.......................................    9,869,871      6,776,836
----------------------------------------------------------------------------------------
  END OF PERIOD*............................................  $10,694,065    $ 9,869,871
----------------------------------------------------------------------------------------
* Note:
  Includes undistributed net investment income of:..........      $22,516           $968
  Includes accumulated net investment loss of:..............           --             --
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 58

-----------------------------------------------------------

     AGGRESSIVE GROWTH FUND     INTERNATIONAL EQUITY FUND
    -------------------------   -------------------------
       2004          2003          2004          2003
---------------------------------------------------------
    $   (92,175)  $  (110,696)  $   (5,046)   $  (17,676)
        328,338        34,057      206,926       242,129
        340,001     3,179,928      (69,432)      472,947
---------------------------------------------------------
        576,164     3,103,289      132,448       697,400
---------------------------------------------------------
             --            --           --            --
             --            --           --      (249,674)
---------------------------------------------------------
             --            --           --      (249,674)
---------------------------------------------------------
     12,402,929    11,636,864        1,426         8,693
             --            --           --       249,674
     (1,689,908)   (3,612,589)    (431,259)     (660,990)
---------------------------------------------------------
     10,713,021     8,024,275     (429,833)     (402,623)
---------------------------------------------------------
     11,289,185    11,127,564     (297,385)       45,103
     17,102,581     5,975,017    3,326,723     3,281,620
---------------------------------------------------------
    $28,391,766   $17,102,581   $3,029,338    $3,326,723
---------------------------------------------------------
             --            --           --            --
       $(93,548)      $(1,373)     $(5,961)      $(1,293)
---------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
     1.  SIGNIFICANT ACCOUNTING POLICIES

     The Salomon Brothers Variable Money Market Fund ("Money Market Fund"), Diversified Strategic Income Portfolio, Salomon Brothers Variable All Cap Value Fund ("All Cap Value Fund"), Equity Index Portfolio, Salomon Brothers Variable Growth & Income Fund ("Growth & Income Fund"), Salomon Brothers Variable Aggressive Growth Fund (formerly known as Salomon Brothers Variable Emerging Growth Fund) ("Aggressive Growth Fund") and Salomon Brothers Variable International Equity Fund ("International Equity Fund") ("Fund(s)") are separate investment funds of the Greenwich Street Series Fund ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as a diversified, open-end management investment company and consists of these funds and three other separate investment funds:
Appreciation, Fundamental Value and Intermediate High Grade Portfolios. Shares of the Trust can be acquired through investing in an individual flexible premium deferred combination fixed and variable annuity contract or a certificate evidencing interest in a master group flexible premium deferred annuity offered by certain insurance companies, including affiliates of the investment manager. The financial statements and financial highlights for the other funds are presented in a separate shareholder reports.

     The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date;
(b) for the Funds (excluding International Equity Fund), securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at current quoted bid price; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when a significant occurrence, subsequent to the time a value was so established, is likely to have significantly changed the value then, the fair value of those securities will be determined by consideration of other factors by and under the direction of the Board of Trustees or its delegates; over-the-counter securities are valued at the mean between the bid and asked prices at the close of business on each day; U.S. government and agency obligations are valued at the mean between the last reported bid and asked prices; securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; for the International Equity Fund, securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at the current quoted bid price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when a significant event, subsequent to the time a value was so established, is likely to have significantly changed the value then, the fair value of those securities will be determined by consideration of other factors by and under the direction of the Board of Trustees or its delegates; over-the-counter securities are valued on the basis of the bid price at the close of business on each day; U.S. government and agency obligations are valued at the average between bid and asked prices in the over-the-counter market; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (e) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (i) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP; (j) the Funds intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     In addition, certain Funds from time to time may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or offset by entering into another forward exchange contract.

     2.  DIVIDENDS

     The Money Market Fund declares dividends daily from net investment income and distributes such dividends monthly. Net realized capital gains, if any, are declared and distributed at least annually.

     In addition, the other Funds distribute dividends and capital gains, if any, at least annually.

     3. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS

     The Trust, on behalf of the Money Market Fund, All Cap Value Fund, Growth & Income Fund, Aggressive Growth Fund and International Equity Fund, has entered into an investment advisory agreement with Salomon Brothers Asset Management Inc ("SBAM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"). The Trust, on behalf of the Diversified Strategic Income Portfolio, has entered into an investment advisory agreement with Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup. The Trust, on behalf of the Equity Index Portfolio, has entered into an investment advisory agreement with the Travelers Investment Management Company ("TIMCO"), another indirect wholly-owned subsidiary of Citigroup.

     Under each investment advisory agreement, the Fund pays an investment advisory fee calculated at an annual rate of each respective Fund's average daily net assets. These fees are calculated daily and paid monthly.

     The respective advisers and the annual rates are as follows:

                                                         ADVISER                   RATE
---------------------------------------------------------------------------------------
Money Market Fund                        Salomon Brothers Asset Management Inc     0.30%
Diversified Strategic Income Portfolio   Smith Barney Fund Management LLC          0.45
All Cap Value Fund                       Salomon Brothers Asset Management Inc     0.45
Equity Index Portfolio                   Travelers Investment Management Company   0.25
Growth & Income Fund                     Salomon Brothers Asset Management Inc     0.45
Aggressive Growth Fund                   Salomon Brothers Asset Management Inc     0.75
International Equity Fund                Salomon Brothers Asset Management Inc     0.85
---------------------------------------------------------------------------------------

     Citigroup Asset Management Ltd. ("CAM Ltd.") serves as sub-investment adviser to the Diversified Strategic Income Portfolio and is paid a monthly fee by SBFM calculated at an annual rate of 0.15% of the Fund's average daily net assets. The Diversified Strategic Income Portfolio does not make any direct payments to CAM Ltd.

     The Trust, on behalf of the Funds, has also entered into an administration agreement with SBFM. Under the agreement, each Fund pays an administration fee calculated at an annual rate of 0.20% of each Fund's respective average daily net assets; except for the Equity Index Portfolio which pays an administration fee calculated at an annual rate of 0.06% of its average daily net assets. These fees are calculated daily and paid monthly.

     During the six months ended June 30, 2004, the Money Market Fund had a voluntary expense limitation in place of 1.25%. In addition, investment advisory and administration fees were waived and other expenses were reimbursed in order to maintain a minimum yield threshold. Collectively, these arrangements resulted in waived investment advisory fees and administration fees of $1,054 and $702, respectively, and expense reimbursements of $18,211. These arrangements can be terminated at any time by SBFM.

     Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. PFPC Inc. ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

accounts and is paid by CTB. For the six months ended June 30, 2004, the Funds paid transfer agent fees totaling $7,604 to CTB. The totals for each Fund were as follows:

                                                              TRANSFER AGENT
----------------------------------------------------------------------------
Money Market Fund...........................................      $11
Diversified Strategic Income Portfolio......................       2,500
All Cap Value Fund..........................................          19
Equity Index Portfolio......................................       5,000
Growth & Income Fund........................................          24
Aggressive Growth Fund......................................          34
International Equity Fund...................................          16
----------------------------------------------------------------------------

     Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Trust's distributor.

     The Trust, on behalf of the All Cap Value Fund, Equity Index Portfolio, Growth & Income Fund, Aggressive Growth Fund and International Equity Fund, adopted a plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class II shares. The Plan provides that the Trust, on behalf of the Fund, shall pay CGM a fee up to 0.25% of the average daily net assets of the Fund attributable to Class II shares. As of June 30, 2004, the All Cap Value, Growth & Income Fund and International Equity Fund had not issued any Class II shares.

     For the six months ended June 30, 2004, brokerage commissions of $15, $15 and $500 were paid by the All Cap Value Fund, Growth & Income Fund and Aggressive Growth Fund, respectively, to CGM and its affiliates.

     No officer, Trustee or employee of CGM or any of the Fund's advisers or sub-advisers, or its affiliates receives any compensation from the Trust for serving as a Trustee or officer of the Trust.

     4.  INVESTMENTS

     During the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments and mortgage dollar rolls) were as follows:

                                                               PURCHASES        SALES
----------------------------------------------------------------------------------------
Diversified Strategic Income Portfolio......................  $ 31,625,786   $29,508,723
All Cap Value Fund..........................................     1,154,194     1,563,909
Equity Index Portfolio......................................   127,314,748     2,495,309
Growth & Income Fund........................................     3,079,095     2,685,689
Aggressive Growth Fund......................................     9,579,328       469,335
International Equity Fund...................................       464,994       903,737
----------------------------------------------------------------------------------------

     At June 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                                           NET UNREALIZED
                                                                                            APPRECIATION
                                                            APPRECIATION   DEPRECIATION    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
Diversified Strategic Income Portfolio....................  $ 2,466,021    $  (1,944,335)   $    521,686
All Cap Value Fund........................................      723,376         (190,901)        532,475
Equity Index Portfolio....................................  185,473,494     (201,624,132)    (16,150,638)
Growth & Income Fund......................................    1,765,748          (96,338)      1,669,410
Aggressive Growth Fund....................................    3,367,332       (3,787,681)       (420,349)
International Equity Fund.................................      869,432         (121,143)        748,289
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     5.  FUTURES CONTRACTS

     The Diversified Strategic Income Portfolio, All Cap Value Fund, Equity Index Portfolio, Growth & Income Fund, Aggressive Growth Fund and International Equity Fund may from time to time enter into futures contracts.

     Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of their portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

     At June 30, 2004, the Diversified Strategic Income Portfolio and Equity Index Portfolio had the following open futures contracts:

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

                                            NUMBER OF                   BASIS        MARKET      UNREALIZED
                                            CONTRACTS   EXPIRATION      VALUE         VALUE      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY:
U.S. Treasury 20 Year Bonds...............     13          9/04      $ 1,357,550   $ 1,382,875    $ 25,325
------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL:
U.S. Treasury 5 Year Notes................     17          9/04        1,831,163     1,847,688     (16,525)
U.S. Treasury 10 Year Notes...............     40          9/04        4,325,029     4,373,125     (48,096)
------------------------------------------------------------------------------------------------------------
                                                                                                   (64,621)
------------------------------------------------------------------------------------------------------------
NET UNREALIZED LOSS ON OPEN
  FUTURES CONTRACTS.......................                                                        $(39,296)
------------------------------------------------------------------------------------------------------------

EQUITY INDEX PORTFOLIO

                                             NUMBER OF                   BASIS        MARKET      UNREALIZED
                                             CONTRACTS   EXPIRATION      VALUE         VALUE         GAIN
------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY:
S&P 500 Index..............................     52          9/04      $14,740,779   $14,825,200    $ 84,421
------------------------------------------------------------------------------------------------------------

     At June 30, 2004, the All Cap Value Fund, Growth & Income Fund, Aggressive Growth Fund and International Equity Fund did not have any open futures contracts.

     6.  FORWARD FOREIGN CURRENCY CONTRACTS

     The Diversified Strategic Income Portfolio, Aggressive Growth Fund and International Equity Fund may from time to time enter into forward foreign currency contracts.

     A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty be unable to meet the terms of such contracts.

     At June 30, 2004, the Diversified Strategic Income Portfolio had open forward foreign currency contracts as described below. The unrealized loss on the contracts reflected in the accompanying financial statements were as follows:

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

                                                           LOCAL       MARKET         SETTLEMENT   UNREALIZED
                   FOREIGN CURRENCY                      CURRENCY       VALUE            DATE         LOSS
-------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY:
Euro...................................................  8,960,168   $10,909,283       7/23/04     $(103,320)


-------------------------------------------------------------------------------------------------------------

     At June 30, 2004, the Aggressive Growth Fund and International Equity Fund did not have any open forward foreign currency contracts.

     7.  REPURCHASE AGREEMENTS

     When entering into repurchase agreements, it is the Funds' policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

     8.  CONCENTRATION OF RISK

     Under normal market conditions, the Money Market Fund invests at least 25% of its assets in short-term bank instruments. Because of its concentration policy, the Fund may be subject to greater risk and market fluctuation than a portfolio that has securities representing a broader range of investment alternatives.

     9.  FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves additional risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

     10.  SECURITIES TRADED ON TO-BE-ANNOUNCED BASIS

     The Diversified Strategic Income Portfolio, All Cap Value Fund, Growth & Income Fund, Aggressive Growth Fund and International Equity Fund may from time to time purchase securities on to-be-announced ("TBA") basis.

     In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Government National Mortgage Association ("GNMA") transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

     At June 30, 2004, Diversified Strategic Income Portfolio held TBA securities with a total cost of $24,703,016.

     At June 30, 2004, the All Cap Value Fund, Growth & Income Fund, Aggressive Growth Fund and International Equity Fund did not hold any TBA securities.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     11.  MORTGAGE DOLLAR ROLLS

     The Diversified Strategic Income Portfolio may enter into mortgage dollar roll transactions.

     A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds from the sale will be reinvested and the income from these investments, together with any additional income received on the sale, is included in investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase the securities may be limited.

     During the six months ended June 30, 2004, the Diversified Strategic Income Portfolio entered into mortgage dollar roll transactions in the aggregate amount of $132,441,172.

     At June 30, 2004, the Diversified Strategic Income Portfolio had outstanding mortgage dollar rolls with a total cost of $24,703,016.

     12.  LOAN PARTICIPATIONS

     The Diversified Strategic Income Portfolio invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity or a corporate borrower and one or more financial institutions. The Fund's investment in any such loan may be in the form of a participation in or an assignment of the loan.

     In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

     At June 30, 2004, Diversified Strategic Income Portfolio held loan participations with a total cost of $397,894 and a total market value of $406,915.

     13.  CLASS SPECIFIC EXPENSES

     Pursuant to a Rule 12b-1 Distribution Plan, the Equity Index Portfolio, Aggressive Growth Fund, All Cap Value Fund, Growth & Income Fund and International Equity Fund each pay a distribution fee calculated at an annual rate of 0.25% of the average daily net assets of Class II shares for each respective Fund. As of June 30, 2004, no Class II shares were issued for All Cap Value Fund, Growth & Income Fund and International Equity Fund. For the six months ended June 30, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                                              CLASS I   CLASS II
--------------------------------------------------------------------------------
Equity Index Portfolio......................................       --   $195,155
Aggressive Growth Fund......................................       --     11,693
--------------------------------------------------------------------------------

     For the six months ended June 30, 2004, total Transfer Agency Service expenses were as follows:

                                                              CLASS I   CLASS II
--------------------------------------------------------------------------------
Equity Index Portfolio......................................  $2,494     $2,494
Aggressive Growth Fund......................................      42         35
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     For the six months ended June 30, 2004, total Shareholder Communication expenses were as follows:

                                                              CLASS I   CLASS II
--------------------------------------------------------------------------------
Equity Index Portfolio......................................  $45,708   $10,055
Aggressive Growth Fund......................................    1,454     1,442
--------------------------------------------------------------------------------

     14.  DISTRIBUTIONS PAID TO SHAREHOLDERS BY CLASS

                                                                                    YEAR ENDED
                                                              SIX MONTHS ENDED     DECEMBER 31,
                                                               JUNE 30, 2004           2003*
--------------------------------------------------------------------------------------------------
MONEY MARKET FUND
Net investment income.......................................      $    353          $     2,102
--------------------------------------------------------------------------------------------------
DIVERSIFIED STRATEGIC INCOME PORTFOLIO
Net investment income.......................................      $ 34,448          $ 5,436,874
--------------------------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO -- CLASS I SHARES
Net investment income.......................................      $500,719          $14,014,952
--------------------------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO -- CLASS II SHARES
Net investment income.......................................      $ 60,688          $ 1,172,188
--------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND -- CLASS I SHARES
Net investment income.......................................      $  1,829          $    25,273
--------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND -- CLASS I SHARES
Net realized gains..........................................            --          $   249,674
--------------------------------------------------------------------------------------------------

     15.  SHARES OF BENEFICIAL INTEREST

     At June 30, 2004, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The All Cap Value Fund, Equity Index Portfolio, Growth & Income Fund, Aggressive Growth Fund and International Equity Fund have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

     On August 30, 2002, the All Cap Value Fund, Aggressive Growth Fund, Growth & Income Fund and International Equity Portfolio created a separate class of shares designated as Class II shares. Prior to that date, these Funds issued one class of shares, which, as of August 30, 2002, has been designated as Class I shares. As of June 30, 2004, the All Cap Value Fund, Growth & Income Fund and International Equity Portfolio had not issued any Class II shares.

     Transactions in shares for each Fund were as follows:

                                                         SIX MONTHS ENDED              YEAR ENDED
                                                          JUNE 30, 2004            DECEMBER 31, 2003*
                                                     ------------------------   -------------------------
                                                      SHARES        AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------
MONEY MARKET FUND
Shares sold........................................    191,116   $    191,116      222,429   $    222,429
Shares issued on reinvestment......................        321            321        2,102          2,102
Shares reacquired..................................   (194,247)      (194,247)  (1,105,190)    (1,105,190)
---------------------------------------------------------------------------------------------------------
Net Decrease.......................................     (2,810)  $     (2,810)    (880,659)  $   (880,659)
=========================================================================================================

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                         SIX MONTHS ENDED              YEAR ENDED
                                                          JUNE 30, 2004            DECEMBER 31, 2003*
                                                     ------------------------   -------------------------
                                                      SHARES        AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------
DIVERSIFIED STRATEGIC INCOME PORTFOLIO
Shares sold........................................    792,244   $  7,294,651    1,873,396   $ 17,292,798
Shares issued on reinvestment......................      3,777         34,448      594,395      5,436,874
Shares reacquired..................................   (690,957)    (6,321,578)  (1,107,748)   (10,144,262)
---------------------------------------------------------------------------------------------------------
Net Increase.......................................    105,064   $  1,007,521    1,360,043   $ 12,585,410
=========================================================================================================
ALL CAP VALUE FUND -- CLASS I SHARES
Shares sold........................................     13,845   $     48,196       31,746   $     96,128
Shares reacquired..................................   (139,775)      (492,105)    (369,115)    (1,078,334)
---------------------------------------------------------------------------------------------------------
Net Decrease.......................................   (125,930)  $   (443,909)    (337,369)  $   (982,206)
=========================================================================================================
EQUITY INDEX PORTFOLIO -- CLASS I SHARES
Shares sold........................................  2,276,037   $ 62,971,301    6,952,287   $163,274,558
Shares issued on reinvestment......................     17,999        500,719      519,680     14,014,952
Shares reacquired..................................   (763,606)   (21,004,669)  (1,350,322)   (31,299,860)
---------------------------------------------------------------------------------------------------------
Net Increase.......................................  1,530,430   $ 42,467,351    6,121,645   $145,989,650
=========================================================================================================
EQUITY INDEX PORTFOLIO -- CLASS II SHARES
Shares sold........................................  2,805,211   $ 75,840,524    1,098,075   $ 26,262,235
Shares issued on reinvestment......................      2,182         60,688       43,431      1,172,188
Shares reacquired..................................   (217,347)    (6,012,265)    (269,437)    (6,260,730)
---------------------------------------------------------------------------------------------------------
Net Increase.......................................  2,590,046   $ 69,888,947      872,069   $ 21,173,693
=========================================================================================================
GROWTH & INCOME FUND -- CLASS I SHARES
Shares sold........................................    315,361   $  1,458,280      582,809   $  2,367,296
Shares issued on reinvestment......................        393          1,829        5,543         25,273
Shares reacquired..................................   (191,614)      (880,058)    (352,818)    (1,390,807)
---------------------------------------------------------------------------------------------------------
Net Increase.......................................    124,140   $    580,051      235,534   $  1,001,762
=========================================================================================================
AGGRESSIVE GROWTH FUND -- CLASS I SHARES
Shares sold........................................    194,511   $  3,930,566      268,051   $  4,743,449
Shares reacquired..................................    (67,168)    (1,358,189)     (97,825)    (1,675,342)
---------------------------------------------------------------------------------------------------------
Net Increase.......................................    127,343   $  2,572,377      170,226   $  3,068,107
=========================================================================================================
AGGRESSIVE GROWTH FUND -- CLASS II SHARES
Shares sold........................................    419,760   $  8,472,363      385,096   $  6,893,415
Shares reacquired..................................    (16,669)      (331,719)    (105,042)    (1,937,247)
---------------------------------------------------------------------------------------------------------
Net Increase.......................................    403,091   $  8,140,644      280,054   $  4,956,168
=========================================================================================================
INTERNATIONAL EQUITY FUND -- CLASS I SHARES
Shares sold........................................        191   $      1,426        1,310   $      8,693
Shares issued on reinvestment......................         --             --       35,264        249,674
Shares reacquired..................................    (58,806)      (431,259)    (105,364)      (660,990)
---------------------------------------------------------------------------------------------------------
Net Decrease.......................................    (58,615)  $   (429,833)     (68,790)  $   (402,623)
=========================================================================================================

* For Aggressive Growth Fund -- Class II Shares, transactions are for the period May 15, 2003 (inception date) to December 31, 2003.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     16.  ADDITIONAL INFORMATION

     Citigroup has been notified by the Staff of the Securities and Exchange Commission ("SEC") that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust Bank ("CTB"), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Funds. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds. On August 12, 2004, CAM paid each Fund their allocable share of the amount described above through a waiver of their fees. The amount paid to each Fund is as follows:

--------------------------------------------------------------------
Money Market Fund...........................................  $1,552
Diversified Strategic Income Portfolio......................   1,772
All Cap Value Fund..........................................     185
Equity Index Portfolio......................................   3,534
Growth & Income Fund........................................   1,374
Aggressive Growth Fund......................................     517
International Equity Fund...................................   1,483
--------------------------------------------------------------------

     17.  LEGAL MATTERS

     Class action lawsuits have been filed against Citigroup Global Markets Inc. (the "Distributor") and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers (the "Funds"), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

     Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     18.  SUBSEQUENT EVENTS

     The Board of Trustees of the Trust has approved amendments to the Advisory and Administration Agreements between the Trust, on behalf of the Growth & Income Fund, and SBAM and SBFM, respectively. Effective August 1, 2004, the advisory fee and administration fee, each of which is calculated daily and payable monthly, will be reduced from 0.45% and 0.20%, respectively, of the average daily net assets of the Growth & Income Fund to a fee calculated in accordance with the following breakpoint schedule:

                                                              ADVISORY   ADMINISTRATION
AVERAGE DAILY NET ASSETS                                      FEE RATE      FEE RATE
---------------------------------------------------------------------------------------
First $1 billion............................................   0.450%        0.200%
Next $1 billion.............................................   0.425%        0.175%
Next $1 billion.............................................   0.400%        0.150%
Next $1 billion.............................................   0.375%        0.125%
Over $4 billion.............................................   0.350%        0.100%
---------------------------------------------------------------------------------------

     The Board of Trustees of the Trust has approved an amendment to the Advisory Agreement between the Trust, on behalf of the Aggressive Growth Fund, and SBAM. Effective August 1, 2004, the advisory fee, which is calculated daily and payable monthly, will be reduced from 0.75% of the average daily net assets of the Aggressive Growth Fund to a fee calculated in accordance with the following breakpoint schedule:

                                                               ADVISORY
AVERAGE DAILY NET ASSETS                                       FEE RATE
-----------------------------------------------------------------------
First $5 billion............................................    0.600%
Next $2.5 billion...........................................    0.575%
Next $2.5 billion...........................................    0.550%
Over $10 billion............................................    0.500%
-----------------------------------------------------------------------

     The Board of Trustees of the Trust has approved amendments to the Administration Agreement between the Trust, on behalf of the International Equity Fund, and SBFM. Effective August 1, 2004, the International Equity Fund will no longer pay an administration fee.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

MONEY MARKET FUND                        2004(1)        2003         2002         2001         2000         1999
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................       $1.000        $1.000       $1.000       $1.000       $1.000       $1.000
------------------------------------------------------------------------------------------------------------------
  Net investment income(2).........        0.001         0.002        0.005        0.029        0.052        0.040
  Dividends from net investment
     income........................       (0.001)       (0.002)      (0.005)      (0.029)      (0.052)      (0.040)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.....       $1.000        $1.000       $1.000       $1.000       $1.000       $1.000
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)(4).................         0.05%++       0.18%        0.52%        2.91%        5.32%        4.03%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
  (000'S)..........................         $730          $733       $1,613       $2,806       $2,777       $4,726
------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(2)(5)...................         0.89%+        0.95%        1.23%        1.25%        1.22%        1.25%
  Net investment income............         0.10+         0.19         0.53         2.82         5.13         3.92
------------------------------------------------------------------------------------------------------------------

DIVERSIFIED STRATEGIC INCOME
PORTFOLIO                                2004(1)(6)       2003(6)       2002(6)       2001(6)       2000(6)       1999(6)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................          $9.15          $8.69         $9.13         $9.70        $10.44        $10.90
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income............           0.24           0.52          0.53          0.65          0.73          0.73
  Net realized and unrealized gain
     (loss)........................          (0.26)          0.50         (0.11)        (0.36)        (0.45)        (0.55)
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations.......................          (0.02)          1.02          0.42          0.29          0.28          0.18
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income............          (0.00)*        (0.56)        (0.86)        (0.86)        (1.02)        (0.51)
  Net realized gains...............             --             --            --            --            --         (0.13)
--------------------------------------------------------------------------------------------------------------------------
Total Distributions................          (0.00)*        (0.56)        (0.86)        (0.86)        (1.02)        (0.64)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.....          $9.13          $9.15         $8.69         $9.13        $ 9.70        $10.44
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)....................          (0.18)%++      11.73%         4.84%         3.17%         2.80%         1.72%
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
  (000'S)..........................        $95,382        $94,572       $78,009       $79,399       $70,142       $74,035
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses.........................           0.77%+         0.76%         0.87%         0.76%         0.78%         0.78%
  Net investment income............           5.21+          5.73          5.82          6.86          7.40          6.88
--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE............             33%**          54%**        149%          118%          102%          111%
--------------------------------------------------------------------------------------------------------------------------

(1)  For the six months ended June 30, 2004 (unaudited).
(2) For the Money Market Fund, the Investment Adviser and Administrator waived all or part of their fees for the six months ended June 30, 2004 and the years ended December 31, 2003, 2002, 2001, 2000 and 1999. The Investment Adviser also reimbursed expenses of $18,211, $43,700, $29,796, $24,193,
   $5,374 and $7,100 for the six months ended June 30, 2004 and the years ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively. If such fees were not waived and expenses not reimbursed, the per share decreases to net investment income and the actual expense ratios would have been as follows:

                                                       DECREASES TO
                                                      NET INVESTMENT                               EXPENSE RATIOS WITHOUT
                                                     INCOME PER SHARE                              WAIVERS AND REIMBURSEMENTS
                           --------------------------------------------------------------------    --------
          FUND               2004        2003        2002        2001        2000        1999        2004
          ----               ----        ----        ----        ----        ----        ----        ----
  Money Market Fund....     $0.028      $0.043      $0.017      $0.017      $0.007      $0.005      6.54%+


                                        EXPENSE RATIOS WITHOUT
                                      WAIVERS AND REIMBURSEMENTS
                         --------------------------------------------------------
          FUND             2003        2002        2001        2000        1999
          ----             ----        ----        ----        ----        ----
  Money Market Fund....    5.36%       2.98%       2.59%       1.87%         1.74%

(3) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(4) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
(5) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.25%. From time to time, the Investment Adviser may voluntarily waive additional fees and/or reimburse additional expenses to maintain a minimum yield threshold.
(6) Per share amounts have been calculated using the monthly average shares method.
 *   Amount represents less than $0.01 per share.
** Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 178% and 256% for the six months ended June 30, 2004 and the year ended December 31, 2003, respectively.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

     ALL CAP VALUE FUND --
         CLASS I SHARES            2004(1)           2003         2002(2)         2001          2000          1999
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD...........       $3.42           $2.49         $6.10        $10.90        $12.06         $16.38
---------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income
     (loss).....................       (0.00)*         (0.00)*       (0.02)         0.29          0.52           0.67
  Net realized and unrealized
     gain (loss)................        0.10            0.93         (1.75)        (1.91)         1.35         (1.15)
---------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations....................        0.10            0.93         (1.77)        (1.62)         1.87         (0.48)
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income.........          --              --         (0.24)        (0.44)        (0.70)        (0.77)
  Net realized gains............          --              --         (1.60)        (2.74)        (2.33)        (3.07)
---------------------------------------------------------------------------------------------------------------------
Total Distributions.............          --              --         (1.84)        (3.18)        (3.03)        (3.84)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  PERIOD........................       $3.52           $3.42         $2.49        $ 6.10        $10.90         $12.06
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3).................        2.92%++        37.35%       (30.65)%      (16.39)%       18.56%       (4.75)%
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
  (000'S).......................      $5,054          $5,351        $4,734        $8,676       $14,562        $20,906
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses......................        1.41%+          1.51%         1.86%         0.97%         0.91%         0.87%
  Net investment income
     (loss).....................       (0.26)+         (0.18)        (0.44)         2.58          2.74           3.09
---------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.........          22%             27%           45%           40%            0%            3%
---------------------------------------------------------------------------------------------------------------------

EQUITY INDEX PORTFOLIO --
CLASS I SHARES                    2004(1)(2)       2003(2)        2002(2)       2001(2)       2000(2)        1999(2)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD...........      $27.11          $21.41        $28.21        $32.40        $35.86         $29.99
---------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(4)......        0.18            0.34          0.32          0.34          0.36           0.39
  Net realized and unrealized
     gain (loss)................        0.71            5.68         (6.57)        (4.26)        (3.61)          5.77
---------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations....................        0.89            6.02         (6.25)        (3.92)        (3.25)          6.16
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income.........       (0.01)          (0.32)        (0.55)        (0.27)        (0.19)        (0.12)
  Net realized gains............          --              --            --            --         (0.02)        (0.17)
---------------------------------------------------------------------------------------------------------------------
Total Distributions.............       (0.01)          (0.32)        (0.55)        (0.27)        (0.21)        (0.29)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  PERIOD........................      $27.99          $27.11        $21.41        $28.21        $32.40         $35.86
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3).................        3.29%++        28.11%       (22.17)%      (12.12)%       (9.09)%       20.68%
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
  (000'S).......................  $1,300,315      $1,217,796      $830,854      $897,035      $819,913      $654,514
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(4)...................        0.34%+          0.34%         0.31%         0.23%         0.23%         0.28%
  Net investment income.........        1.30+           1.44          1.32          1.17          1.03           1.20
---------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.........           0%              0%            2%            2%            2%            3%
---------------------------------------------------------------------------------------------------------------------

(1)  For the six months ended June 30, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which if reflected, would reduce the total returns for all periods shown.
(4) On June 24, 2002, the shareholders of the Equity Index Portfolio approved a new investment advisory agreement with TIMCO. The new investment advisory fee is 0.25% of the average daily net assets of the Fund.
 *   Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

          EQUITY INDEX
  PORTFOLIO -- CLASS II SHARES    2004(1)(2)       2003(2)        2002(2)        2001(2)        2000(2)        1999(2)(3)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD........................     $27.13          $21.43        $28.17         $32.36         $35.81            $31.71
-------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income.........       0.15            0.28          0.24           0.27           0.26              0.24
  Net realized and unrealized
     gain (loss)................       0.71            5.66         (6.54)         (4.26)         (3.59)             4.15
-------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations....................       0.86            5.94         (6.30)         (3.99)         (3.33)             4.39
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income.........      (0.01)          (0.24)        (0.44)         (0.20)         (0.10)           (0.12)
  Net realized gains............         --              --            --             --          (0.02)           (0.17)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions.............      (0.01)          (0.24)        (0.44)         (0.20)         (0.12)           (0.29)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  PERIOD........................     $27.98          $27.13        $21.43         $28.17         $32.36            $35.81
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4).................       3.16%++        27.74%       (22.37)%       (12.36)%        (9.32)%        13.96%++
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
  (000'S).......................   $208,915        $132,302       $85,807        $96,518        $71,508        $   27,372
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses......................       0.60%+          0.60%         0.56%          0.49%          0.50%           0.51%+
  Net investment income.........       1.08+           1.18          0.97           0.91           0.76             0.93+
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.........          0%              0%            2%             2%             2%               3%
-------------------------------------------------------------------------------------------------------------------------

(1)  For the six months ended June 30, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the period March 22, 1999 (inception date) to December 31, 1999.
(4) Total return do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which if reflected, would reduce the total returns for all periods shown.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

GROWTH & INCOME FUND --
CLASS I SHARES                           2004(1)       2003(2)        2002         2001         2000         1999
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................        $4.57         $3.52         $4.90        $7.92       $16.47       $18.47
-------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income............         0.01          0.01          0.00*        0.03         0.17         0.30
  Net realized and unrealized gain
     (loss)........................         0.10          1.05         (1.14)       (1.04)        0.03         1.49
-------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations.......................         0.11          1.06         (1.14)       (1.01)        0.20         1.79
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income............        (0.00)*       (0.01)        (0.02)       (0.12)       (0.32)       (0.35)
  Net realized gains...............           --            --         (0.22)       (1.89)       (8.43)       (3.44)
-------------------------------------------------------------------------------------------------------------------
Total Distributions................        (0.00)*       (0.01)        (0.24)       (2.01)       (8.75)       (3.79)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.....        $4.68         $4.57         $3.52        $4.90       $ 7.92       $16.47
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)....................         2.42%++      30.16%       (23.35)%     (13.14)%       4.52%       10.66%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
  (000'S)..........................      $10,694        $9,870        $6,777      $11,087      $16,159      $24,338
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses.........................         1.08%+        1.27%         1.36%        0.94%        0.91%        0.80%
  Net investment income............         0.45+         0.36          0.04         0.31         1.08         1.21
-------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE............           26%           63%           46%          81%          55%          47%
-------------------------------------------------------------------------------------------------------------------

    AGGRESSIVE GROWTH FUND -- CLASS I SHARES
                                          2004(1)(2)   2003(2)      2002(2)      2001(2)(4)   2000(4)      1999(4)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................       $19.46       $13.89       $25.98      $178.99      $231.77      $137.41
-----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment loss..............        (0.07)       (0.19)       (0.25)       (0.50)       (2.17)       (1.82)
  Net realized and unrealized gain
     (loss)........................         0.80         5.76        (8.18)       (9.85)       66.22       125.37
-----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations.......................         0.73         5.57        (8.43)      (10.35)       64.05       123.55
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net realized gains...............           --           --        (3.66)     (142.66)     (116.83)      (29.19)
-----------------------------------------------------------------------------------------------------------------
Total Distributions................           --           --        (3.66)     (142.66)     (116.83)      (29.19)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.....       $20.19       $19.46       $13.89      $ 25.98      $178.99      $231.77
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)....................         3.75%++     40.10%      (32.65)%      (5.32)%      27.27%      107.14%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
  (000'S)..........................      $14,695      $11,684       $5,975      $12,745      $18,646      $27,067
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses.........................         1.15%+       1.56%        1.56%        1.18%        1.18%        1.30%
  Net investment loss..............        (0.71)+      (1.16)       (1.25)       (0.97)       (0.90)       (1.01)
-----------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE............            2%           3%           4%           0%         122%         113%
-----------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
(4) Per share amounts have been restated to reflect a 1 for 7 reverse stock split which was effective on September 7, 2001.
 *  Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
For the share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

         AGGRESSIVE GROWTH FUND -- CLASS II SHARES                2004(1)(2)       2003(2)(3)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................        $19.35           $15.64
---------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment loss.......................................         (0.10)           (0.13)
  Net realized and unrealized gain..........................          0.80             3.84
---------------------------------------------------------------------------------------------
Total Income From Operations................................          0.70             3.71
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..............................        $20.05           $19.35
---------------------------------------------------------------------------------------------
TOTAL RETURN(4)++...........................................          3.62%           23.72%
---------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S)...........................       $13,697           $5,419
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS+:
  Expenses..................................................          1.41%            1.64%
  Net investment loss.......................................         (0.97)           (1.25)
---------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.....................................             2%               3%
---------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period May 12, 2003 (inception date) to December 31, 2003.
(4) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

         INTERNATIONAL EQUITY
        FUND -- CLASS I SHARES              2004(1)       2003       2002(2)      2001(2)(3)      2000(2)(3)      1999(3)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................       $7.10        $6.11       $9.11        $192.64         $331.20        $223.04
-------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment loss.................       (0.01)       (0.03)      (0.07)         (0.05)          (1.92)         (2.88)
  Net realized and unrealized gain
     (loss)...........................        0.30         1.59       (1.87)        (59.15)         (53.92)        136.96
-------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations...        0.29         1.56       (1.94)        (59.20)         (55.84)        134.08
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income...............          --           --          --             --           (9.44)         (0.16)
  Net realized gains..................          --        (0.57)      (1.06)       (124.33)         (73.28)        (25.76)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions...................          --        (0.57)      (1.06)       (124.33)         (82.72)        (25.92)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD........       $7.39        $7.10       $6.11        $  9.11         $192.64        $331.20
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4).......................        4.08%++     25.63%     (21.82)%       (30.80)%        (18.90)%        66.20%
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S).....      $3,029       $3,327      $3,282         $5,554         $11,022        $24,370
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses............................        2.80%+       2.60%       2.54%          1.41%           1.41%          1.33%
  Net investment loss.................       (0.31)+      (0.57)      (0.92)         (0.23)          (0.78)         (0.33)
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE...............          14%          30%         28%             0%              1%            17%
-------------------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Per share amounts have been restated to reflect a 1 for 16 reverse stock split which was effective on September 7, 2001.
(4) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

                     (This page intentionally left blank.)

GREENWICH STREET SERIES FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISERS

Smith Barney Fund Management LLC
Salomon Brothers Asset Management Inc
Travelers Investment Management Company

ADMINISTRATOR

Smith Barney Fund Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

TRUSTEES

Dwight B. Crane
Burt N. Dorsett
R. Jay Gerken, CFA
   Chairman
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann*
Cornelius C. Rose, Jr.

OFFICERS

R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

James M. Giallanza**
Chief Financial Officer and Treasurer

Oliver Asselin
Vice President and
Investment Officer

Kevin Caliendo
Vice President and
Investment Officer
OFFICERS (CONT'D)

Richard Freeman
Vice President and
Investment Officer

John G. Goode
Vice President and
Investment Officer

Martin R. Hanley
Vice President and
Investment Officer

Michael A. Kagan
Vice President and
Investment Officer

John Lau
Vice President and
Investment Officer

Roger M. Lavan
Vice President and
Investment Officer

Beth A. Semmel, CFA
Vice President and
Investment Officer

Peter J. Wilby, CFA
Vice President and
Investment Officer

David M. Zahn
Vice President and
Investment Officer

Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer and
Chief Compliance Officer***

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

---------------

 *  Mr. McCann became Trustee Emeritus on June 30, 2004.
 **  As of August 5, 2004.
*** Chief Compliance Officer as of July 14, 2004.

GREENWICH STREET SERIES FUND
--------------------------------------------------------------------------------

EQUITY INDEX PORTFOLIO

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

SALOMON BROTHERS VARIABLE ALL CAP VALUE FUND

SALOMON BROTHERS VARIABLE MONEY MARKET FUND

SALOMON BROTHERS VARIABLE AGGRESSIVE GROWTH FUND

SALOMON BROTHERS VARIABLE INTERNATIONAL EQUITY FUND

SALOMON BROTHERS VARIABLE GROWTH & INCOME FUND

The Funds are separate investment funds of the Greenwich Street Series Fund, a Massachusetts business trust.

                                        This report is submitted for the general information of the owners of the Greenwich Street Series Fund.

                                        Beginning August 31, 2004, information
                                        on how the Fund voted proxies relating
                                        to portfolio securities during the 12
                                        month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-451-2010 and
                                        (2) on the SEC's website at www.sec.gov.

                                        A description of the policies and
                                        procedures that the Funds use to
                                        determine how to vote proxies relating
                                        to portfolio securities is available
                                        without charge, upon request, by
                                        telephoning the Funds (toll free) at
                                        1-800-451-2010 and by visiting the SEC's website at www.sec.gov.

                                        S-6225 M (8/04)                  04-7115

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

         (a)   Not Applicable.

         (b)   Attached hereto.

               Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

               Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

GREENWICH STREET SERIES FUND

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      GREENWICH STREET SERIES FUND

Date: September 9, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      GREENWICH STREET SERIES FUND

Date: September 9, 2004

By:   /s/ Andre B. Shoup
      (Andrew B. Shoup)
      Chief Administrative Officer of
      GREENWICH STREET SERIES FUND

Date: September 9, 2004